                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2031
--------------------------------------------------------------------------------

                               MFS SERIES TRUST V
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: September 30
--------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) RESEARCH FUND                                                    3/31/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       44
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      58
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               59
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      59
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              TOTAL S.A.                                  3.3%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   3.2%
              ------------------------------------------------
              Owens-Illinois, Inc.                        2.3%
              ------------------------------------------------
              Wyeth                                       2.2%
              ------------------------------------------------
              PepsiCo, Inc.                               2.1%
              ------------------------------------------------
              Nalco Holding Co.                           2.1%
              ------------------------------------------------
              Legg Mason, Inc.                            2.0%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.0%
              ------------------------------------------------
              American International Group, Inc.          1.9%
              ------------------------------------------------
              Gap, Inc.                                   1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         20.3%
              ------------------------------------------------
              Capital Goods                              15.7%
              ------------------------------------------------
              Consumer Cyclicals                         13.2%
              ------------------------------------------------
              Health Care                                12.3%
              ------------------------------------------------
              Technology                                 12.2%
              ------------------------------------------------
              Energy                                     11.7%
              ------------------------------------------------
              Consumer Staples                            8.9%
              ------------------------------------------------
              Telecom                                     5.4%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/05.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended March 31, 2005, Class A shares of the MFS Research Fund provided a total return of 11.01%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500), returned 6.88%. The fund's investment objective is long-term growth of capital and future income. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The fund focuses on companies that MFS believes have favorable growth prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended March 31, 2005. Investors endured skyrocketing oil prices, a volatile and retreating U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the end, fundamental economic factors triumphed and most equity markets delivered positive results for the period as a whole.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector was the strongest contributor to performance relative to the S&P 500. Brokerage firm Legg Mason and money manager Franklin Resources helped results as both stocks outperformed the benchmark.

Stock selection in the capital goods and health care sectors also boosted the fund's relative performance. In capital goods, agricultural products supplier Monsanto and glass container manufacturer Owens-Illinois were among the top contributors. In health care, avoiding pharmaceutical firm Pfizer (an index constituent) yielded positive results as the stock lagged the benchmark.

Stocks in other sectors that were among the top contributors to relative performance included operation support software provider Amdocs, deepwater oil driller Noble Corp., integrated oil company TOTAL, and film and digital services provider Getty Images.

DETRACTORS FROM PERFORMANCE

While the health care and technology sectors were positive contributors to performance relative to the S&P 500, several individual stocks from the health care and technology sectors held back results. In health care, biotech company ImClone Systems, specialty drug firm Medicis Pharmaceutical and development-stage biotech firm Neurocrine Biosciences held back relative results. In technology, business intelligence software provider MicroStrategy and technology consulting firm Accenture* were among the top detractors. In addition, not holding Apple computer and microprocessor developer Intel (both index constituents that outperformed the S&P 500) dampened relative results.

Holdings in other sectors that hurt investment results included insurer American International Group and an underweighted position in Exxon Mobil*, from the financial services and energy sectors, respectively.

While it averaged less than 2% of the fund, our cash position held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets
- as measured by the S&P 500 - rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio management team through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CUURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
 Share class    inception date    6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
      A            10/13/71       11.01%    9.84%    2.13%    -6.05%     8.87%
------------------------------------------------------------------------------
      B             9/07/93       10.68%    9.12%    1.48%    -6.66%     8.15%
------------------------------------------------------------------------------
      C             1/03/94       10.67%    9.12%    1.47%    -6.66%     8.17%
------------------------------------------------------------------------------
      I             1/02/97       11.23%   10.27%    2.49%    -5.72%     9.19%
------------------------------------------------------------------------------
      R*           12/31/02       10.91%    9.68%    1.99%    -6.13%     8.83%
------------------------------------------------------------------------------
      R3*          10/31/03       10.80%    9.44%    1.61%    -6.59%     8.20%
------------------------------------------------------------------------------
     529A           7/31/02       10.93%    9.57%    1.93%    -6.17%     8.81%
------------------------------------------------------------------------------
     529B           7/31/02       10.52%    8.89%    1.24%    -6.79%     8.08%
------------------------------------------------------------------------------
     529C           7/31/02       10.47%    8.84%    1.25%    -6.78%     8.10%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks             6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
Average multi-cap
core fund+                         7.60%    5.81%    3.24%    -1.44%    10.04%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                             6.88%    6.69%    2.74%    -3.16%    10.79%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

 Share class
------------------------------------------------------------------------------
      A                            4.63%    3.53%    0.14%    -7.16%     8.23%
------------------------------------------------------------------------------
      B                            6.68%    5.12%    0.50%    -6.99%     8.15%
------------------------------------------------------------------------------
      C                            9.67%    8.12%    1.47%    -6.66%     8.17%
------------------------------------------------------------------------------
     529A                          4.55%    3.27%   -0.06%    -7.27%     8.17%
------------------------------------------------------------------------------
     529B                          6.52%    4.89%    0.25%    -7.12%     8.08%
------------------------------------------------------------------------------
     529C                          9.47%    7.84%    1.25%    -6.78%     8.10%
------------------------------------------------------------------------------
Class I, R, and R3 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                           11.01%    9.84%    6.54%   -26.82%   133.98%
------------------------------------------------------------------------------
      B                           10.68%    9.12%    4.49%   -29.16%   118.99%
------------------------------------------------------------------------------
      C                           10.67%    9.12%    4.47%   -29.16%   119.30%
------------------------------------------------------------------------------
      I                           11.23%   10.27%    7.66%   -25.52%   140.92%
------------------------------------------------------------------------------
      R*                          10.91%    9.68%    6.10%   -27.13%   133.00%
------------------------------------------------------------------------------
      R3*                         10.80%    9.44%    4.90%   -28.89%   119.83%
------------------------------------------------------------------------------
     529A                         10.93%    9.57%    5.91%   -27.26%   132.59%
------------------------------------------------------------------------------
     529B                         10.52%    8.89%    3.77%   -29.65%   117.46%
------------------------------------------------------------------------------
     529C                         10.47%    8.84%    3.79%   -29.62%   117.87%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".

INDEX DEFINITION

Standard & Poor's 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

R1, R2, R4, and R5 shares were available for sale on April 1, 2005. Therefore, no performance information is available.

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing shareholders. Class I and R3 shares have no initial sales charge or CDSC. Class I shares are available only to certain investors, and Class R3 shares are available only to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R and 529A shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The fund is subject to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The fund's investments may include securities trades in over-the-counter markets. Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle such as an Individual Retirement Account. Frequent trading also increases transaction costs, which could detract from the fund's performance.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
OCTOBER 1, 2004, THROUGH MARCH 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------
Share Class
-----------------

--------------------------------------------------------------------------------
                                      Beginning     Ending          Expenses
                        Annualized     Account      Account       Paid During
                          Expense       Value        Value          Period**
                           Ratio       10/01/04     3/31/05     10/01/04-3/31/05
--------------------------------------------------------------------------------
       Actual              1.05%        $1,000       $1,110            $5.52
 A     -------------------------------------------------------------------------
       Hypothetical*       1.05%        $1,000       $1,020            $5.29
--------------------------------------------------------------------------------
       Actual              1.69%        $1,000       $1,107            $8.88
 B     -------------------------------------------------------------------------
       Hypothetical*       1.69%        $1,000       $1,017            $8.50
--------------------------------------------------------------------------------
       Actual              1.70%        $1,000       $1,107            $8.93
 C     -------------------------------------------------------------------------
       Hypothetical*       1.70%        $1,000       $1,016            $8.54
--------------------------------------------------------------------------------
       Actual              0.70%        $1,000       $1,112            $3.69
 I     -------------------------------------------------------------------------
       Hypothetical*       0.70%        $1,000       $1,021            $3.53
--------------------------------------------------------------------------------
       Actual              1.21%        $1,000       $1,109            $6.36
R***   -------------------------------------------------------------------------
       Hypothetical*       1.21%        $1,000       $1,019            $6.09
--------------------------------------------------------------------------------
       Actual              1.48%        $1,000       $1,108            $7.78
R3***  -------------------------------------------------------------------------
       Hypothetical*       1.48%        $1,000       $1,018            $7.45
--------------------------------------------------------------------------------
       Actual              1.31%        $1,000       $1,109            $6.89
529A   -------------------------------------------------------------------------
       Hypothetical*       1.31%        $1,000       $1,018            $6.59
--------------------------------------------------------------------------------
       Actual              1.95%        $1,000       $1,105           $10.23
529B   -------------------------------------------------------------------------
       Hypothetical*       1.95%        $1,000       $1,015            $9.80
--------------------------------------------------------------------------------
       Actual              1.95%        $1,000       $1,105           $10.23
529C   -------------------------------------------------------------------------
       Hypothetical*       1.95%        $1,000       $1,015            $9.80
--------------------------------------------------------------------------------
  * 5% class return per year before expenses.

 ** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/05
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                          1,043,750         $14,699,899
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.1%
-------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                            741,610         $32,853,323
-------------------------------------------------------------------------------------------------

Automotive - 1.5%
-------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                761,060         $43,958,826
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 7.7%
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                               1,167,540         $51,488,514
-------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                   628,870          30,758,032
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                             1,179,110          40,797,206
-------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                  1,154,880          59,453,222
-------------------------------------------------------------------------------------------------
SLM Corp.^                                                            894,920          44,602,813
-------------------------------------------------------------------------------------------------
                                                                                     $227,099,787
-------------------------------------------------------------------------------------------------
Biotechnology - 3.9%
-------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                    433,400         $14,956,634
-------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                750,500          26,867,900
-------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                             1,049,490          36,207,405
-------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                    1,089,000          25,929,090
-------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                         304,100          11,574,046
-------------------------------------------------------------------------------------------------
                                                                                     $115,535,075
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.6%
-------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  805,180         $22,295,434
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     671,700          23,395,311
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                     1,092,580          31,389,823
-------------------------------------------------------------------------------------------------
                                                                                      $77,080,568
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 9.1%
-------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                              779,270         $53,496,886
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             865,040          95,145,750
-------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                     768,219          60,028,633
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        335,170          31,559,607
-------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                              1,011,680          28,873,347
-------------------------------------------------------------------------------------------------
                                                                                     $269,104,223
-------------------------------------------------------------------------------------------------

Business Services - 1.5%
-------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                   635,680         $45,203,205
-------------------------------------------------------------------------------------------------

Chemicals - 3.8%
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                          782,440         $50,467,380
-------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                  3,232,890          60,875,319
-------------------------------------------------------------------------------------------------
                                                                                     $111,342,699
-------------------------------------------------------------------------------------------------
Computer Software - 4.9%
-------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          973,500         $27,647,400
-------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                 4,872             132,031
-------------------------------------------------------------------------------------------------
FileNet Corp.*                                                        550,860          12,548,591
-------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                            486,400          26,396,928
-------------------------------------------------------------------------------------------------
Oracle Corp.*                                                       3,652,320          45,580,954
-------------------------------------------------------------------------------------------------
Symantec Corp.*                                                     1,502,370          32,045,552
-------------------------------------------------------------------------------------------------
                                                                                     $144,351,456
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.2%
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                         1,304,620         $50,123,500
-------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                             3,922,800          15,848,112
-------------------------------------------------------------------------------------------------
                                                                                      $65,971,612
-------------------------------------------------------------------------------------------------
Construction - 1.4%
-------------------------------------------------------------------------------------------------
Masco Corp.^                                                        1,192,390         $41,340,161
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.7%
-------------------------------------------------------------------------------------------------
Career Education Corp.*                                               547,200         $18,747,072
-------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                 278,060          14,506,390
-------------------------------------------------------------------------------------------------
Gillette Co.                                                          345,400          17,435,792
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  536,050          28,410,650
-------------------------------------------------------------------------------------------------
                                                                                      $79,099,904
-------------------------------------------------------------------------------------------------
Containers - 2.3%
-------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                               2,663,360         $66,956,870
-------------------------------------------------------------------------------------------------

Electrical Equipment - 1.4%
-------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             1,264,760         $42,748,888
-------------------------------------------------------------------------------------------------

Electronics - 3.1%
-------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                  806,010         $29,129,201
-------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                    847,170          16,197,890
-------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                     324,200          14,916,442
-------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                        420,090          16,106,251
-------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                          485,090          14,179,181
-------------------------------------------------------------------------------------------------
                                                                                      $90,528,965
-------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                   432,660         $21,087,848
-------------------------------------------------------------------------------------------------

Energy - Integrated - 4.9%
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                        434,330         $46,838,147
-------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                      835,110          97,899,945
-------------------------------------------------------------------------------------------------
                                                                                     $144,738,092
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                             467,490         $24,599,324
-------------------------------------------------------------------------------------------------
Kroger Co.^*                                                          419,730           6,728,272
-------------------------------------------------------------------------------------------------
                                                                                      $31,327,596
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.4%
-------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                     1,555,520         $11,508,084
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                           100,574          27,513,347
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       1,150,350          61,003,061
-------------------------------------------------------------------------------------------------
                                                                                     $100,024,492
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
-------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                          2,818,900         $13,051,507
-------------------------------------------------------------------------------------------------
Bowater, Inc.                                                         762,470          28,722,245
-------------------------------------------------------------------------------------------------
                                                                                      $41,773,752
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.9%
-------------------------------------------------------------------------------------------------
Carnival Corp.                                                        503,860         $26,104,987
-------------------------------------------------------------------------------------------------

General Merchandise - 1.1%
-------------------------------------------------------------------------------------------------
Target Corp.                                                          628,660         $31,445,573
-------------------------------------------------------------------------------------------------

Insurance - 3.5%
-------------------------------------------------------------------------------------------------
American International Group, Inc.                                  1,014,310         $56,202,917
-------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                     436,060          16,500,510
-------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                       1,091,900          30,049,088
-------------------------------------------------------------------------------------------------
                                                                                     $102,752,515
-------------------------------------------------------------------------------------------------
Internet - 1.1%
-------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        996,100         $33,767,790
-------------------------------------------------------------------------------------------------

Leisure & Toys - 1.3%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                               748,920         $38,779,078
-------------------------------------------------------------------------------------------------

Machinery & Tools - 1.0%
-------------------------------------------------------------------------------------------------
Sandvik AB                                                            704,750         $29,302,705
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.9%
-------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                         310,540          $9,968,334
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                             1,380,090          15,912,438
-------------------------------------------------------------------------------------------------
                                                                                      $25,880,772
-------------------------------------------------------------------------------------------------
Medical Equipment - 0.7%
-------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                    219,580          $9,698,849
-------------------------------------------------------------------------------------------------
Inamed Corp.*                                                         176,000          12,298,880
-------------------------------------------------------------------------------------------------
                                                                                      $21,997,729
-------------------------------------------------------------------------------------------------
Oil Services - 4.6%
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 1,378,468         $51,058,455
-------------------------------------------------------------------------------------------------
Halliburton Co.                                                       826,220          35,734,015
-------------------------------------------------------------------------------------------------
Noble Corp.                                                           903,740          50,799,225
-------------------------------------------------------------------------------------------------
                                                                                     $137,591,695
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.5%
-------------------------------------------------------------------------------------------------
EMC Corp.*                                                          1,252,510         $15,430,923
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 6.8%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   518,960         $24,193,915
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       609,680          31,764,328
-------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                1,458,930          32,898,872
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     492,590          33,082,344
-------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                     479,470         $14,374,511
-------------------------------------------------------------------------------------------------
Wyeth                                                               1,555,880          65,627,018
-------------------------------------------------------------------------------------------------
                                                                                     $201,940,988
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
-------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           618,750         $24,929,438
-------------------------------------------------------------------------------------------------

Restaurants - 1.4%
-------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                             497,340         $17,630,703
-------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              518,400          23,737,536
-------------------------------------------------------------------------------------------------
                                                                                      $41,368,239
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                              1,597,020         $44,588,798
-------------------------------------------------------------------------------------------------

Specialty Stores - 2.3%
-------------------------------------------------------------------------------------------------
Gap, Inc.                                                           2,497,610         $54,547,802
-------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     258,930          14,782,314
-------------------------------------------------------------------------------------------------
                                                                                      $69,330,116
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                             1,023,924         $27,195,421
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.2%
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                3,012,270         $53,889,510
-------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        331,710          12,157,172
-------------------------------------------------------------------------------------------------
                                                                                      $66,046,682
-------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
-------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                     380,600         $12,498,904
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                        2,215,889          50,411,475
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          182,710           6,486,205
-------------------------------------------------------------------------------------------------
                                                                                      $69,396,584
-------------------------------------------------------------------------------------------------
Tobacco - 1.8%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    804,970         $52,636,988
-------------------------------------------------------------------------------------------------

Trucking - 1.4%
-------------------------------------------------------------------------------------------------
CNF, Inc.                                                             892,650         $41,767,094
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 1.5%
-------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                     596,500          $7,778,360
-------------------------------------------------------------------------------------------------
Exelon Corp.                                                          811,220          37,226,886
-------------------------------------------------------------------------------------------------
                                                                                      $45,005,246
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,678,207,936)                                     $2,954,086,602
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 7.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.91%, dated 3/31/05,
due 4/01/05, total to be received $33,831,919 (secured by
various U.S. Treasury and Federal Agency obligations in an
individually traded account), at Cost                             $33,829,184         $33,829,184
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   197,731,568        $197,731,568
-------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                               $231,560,752
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,909,768,688)                                $3,185,647,354
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.5)%                                              (223,621,917)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $2,962,025,437
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 3/31/05

ASSETS

Investments, at value, including $225,867,273 of
securities on loan (identified cost, $2,909,768,688)          $3,185,647,354
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   47,933,667
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    4,059,156
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  3,087,380
-----------------------------------------------------------------------------------------------------
Other assets                                                         105,504
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $3,240,833,061
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                              $1,073,036
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 37,585,151
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 7,179,133
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       231,560,752
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      31,937
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        586,380
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        35,197
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     998
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                      5
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               5
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               755,030
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $278,807,624
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $2,962,025,437
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $3,691,010,469
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  275,876,407
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                         (1,006,214,549)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    1,353,110
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $2,962,025,437
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 151,577,673
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $1,512,594,322
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              76,129,370
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $19.87
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$19.87)                                                  $21.08
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $691,295,595
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              37,049,612
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $18.66
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $219,516,286
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              11,758,319
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $18.67
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $532,315,002
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              26,319,111
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $20.23
-----------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                      $4,760,598
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 241,629
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $19.70
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                         $50,000
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,680
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.66
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $50,000
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,680
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.66
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                        $749,267
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  38,169
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $19.63
-----------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                         $50,000
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,516
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $19.87
-----------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                         $50,000
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,516
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $19.87
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                        $321,997
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  16,331
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $19.72
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$19.72)                                                  $20.92
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                         $95,437
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,162
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $18.49
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $176,933
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   9,578
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $18.47
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on March 31, 2005, the fund established the following new
Class R1 and Class R2 shares and Class R4 and Class R5 shares, which were available for sale to the public on April 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/05

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $19,242,354
-----------------------------------------------------------------------------------------------------
  Interest                                                             858,580
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (274,962)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $19,825,972
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $6,478,264
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                44,773
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        2,567,478
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             2,612,662
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             3,997,371
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             1,151,393
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 9,336
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                1,188
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                479
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                536
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                848
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         342
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         134
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         212
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                    594
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   101,495
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        294,362
-----------------------------------------------------------------------------------------------------
  Printing                                                              79,318
-----------------------------------------------------------------------------------------------------
  Postage                                                               80,682
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         27,293
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            27,146
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        839,491
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $18,315,397
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (79,185)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (9,232)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $18,226,980
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,598,992
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $260,810,283
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (148,002)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                             $260,662,281
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $49,476,081
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                            (2,482)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                                              $49,473,599
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $310,135,880
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $311,734,872
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    3/31/05                     9/30/04
                                                                (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                            $1,598,992                  $5,023,169
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           260,662,281                 342,259,282
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             49,473,599                  43,313,259
-----------------------------------------------------------  --------------                ------------
Change in net assets from operations                           $311,734,872                $390,595,710
-----------------------------------------------------------  --------------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                       $(2,552,750)               $(10,330,736)
-------------------------------------------------------------------------------------------------------
  Class B                                                                  --                  (766,394)
-----------------------------------------------------------  ----------------              ------------
  Class C                                                                  --                  (135,267)
-----------------------------------------------------------  ----------------              ------------
  Class I                                                          (2,424,457)               (2,409,626)
-----------------------------------------------------------  ----------------              ------------
  Class R                                                             (13,404)                     (450)
-----------------------------------------------------------  ----------------              ------------
  Class R3                                                             (1,318)                      (53)
-----------------------------------------------------------  ----------------              ------------
  Class 529A                                                             (354)                   (1,401)
-----------------------------------------------------------  ----------------              ------------
  Class 529B                                                               --                      (438)
-----------------------------------------------------------  ----------------              ------------
  Class 529C                                                               --                      (528)
-----------------------------------------------------------  ----------------              ------------
Total distributions declared to shareholders                      $(4,992,283)             $(13,644,893)
-----------------------------------------------------------  ----------------              ------------
Change in net assets from fund share transactions               $(237,000,803)            $(481,401,515)
-----------------------------------------------------------  ----------------              ------------
Redemption fees                                                           $--                    $2,249
-----------------------------------------------------------  ----------------              ------------
Total change in net assets                                        $69,741,786             $(104,448,449)
-----------------------------------------------------------  ----------------              ------------

NET ASSETS
At beginning of period                                       $2,892,283,651              $2,996,732,100
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $1,353,110 and $4,746,401,
respectively)                                                $2,962,025,437              $2,892,283,651
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                 SIX MONTHS                                     YEARS ENDED 9/30
                                      ENDED       -----------------------------------------------------------------------------
CLASS A                             3/31/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

Net asset value, beginning of
period                               $17.93           $15.90           $13.33          $16.73          $31.40            $25.58
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                           $0.03            $0.07            $0.11           $0.03          $(0.00)+++        $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 1.94             2.08             2.46           (3.43)         (11.15)             8.01
---------------------------------  --------           ------           ------          ------          ------            ------
Total from investment
operations                            $1.97            $2.15            $2.57          $(3.40)        $(11.15)            $7.96
---------------------------------  --------           ------           ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.03)          $(0.12)             $--             $--             $--               $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --               --               --              --           (3.42)            (2.14)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                           --               --               --              --           (0.10)               --
---------------------------------  --------           ------           ------          ------          ------            ------
Total distributions declared
to shareholders                      $(0.03)          $(0.12)             $--             $--          $(3.52)           $(2.14)
---------------------------------  --------           ------           ------          ------          ------            ------
Redemption fees added to paid-
in capital#                             $--            $0.00+++           $--             $--             $--               $--
---------------------------------  --------           ------           ------          ------          ------            ------
Net asset value, end of period       $19.87           $17.93           $15.90          $13.33          $16.73            $31.40
---------------------------------  --------           ------           ------          ------          ------            ------
Total return (%)(+)&                  11.01++          13.54^^^+        19.28^^        (20.32)         (38.83)            32.45
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                     YEARS ENDED 9/30
                                      ENDED       -----------------------------------------------------------------------------
CLASS A (CONTINUED)                 3/31/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.05+            1.02             1.06            1.08            0.99              0.96
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           0.27+            0.39             0.74            0.20           (0.01)            (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       65              117              114              99              91                95
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $1,512,594       $1,405,075       $1,475,897      $1,492,299      $2,213,955        $3,795,327
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and ratios would have been:

Net investment income                 $0.03*           $0.07*             $--             $--             $--               $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.05*+           1.02*              --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                  0.27*+           0.39*              --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.53% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.10% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended
    September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                 SIX MONTHS                                     YEARS ENDED 9/30
                                      ENDED       -----------------------------------------------------------------------------
CLASS B                             3/31/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

Net asset value, beginning of
period                               $16.86           $14.96           $12.62          $15.95          $30.09            $24.74
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                          $(0.03)          $(0.04)           $0.01          $(0.08)         $(0.15)           $(0.23)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 1.83             1.95             2.33           (3.25)         (10.65)             7.72
---------------------------------  --------           ------           ------          ------          ------            ------
Total from investment
operations                            $1.80            $1.91            $2.34          $(3.33)        $(10.80)            $7.49
---------------------------------  --------           ------           ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $--           $(0.01)             $--             $--             $--               $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --               --               --              --           (3.25)            (2.14)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                           --               --               --              --           (0.09)               --
---------------------------------  --------           ------           ------          ------          ------            ------
Total distributions declared
to shareholders                         $--           $(0.01)             $--             $--          $(3.34)           $(2.14)
---------------------------------  --------           ------           ------          ------          ------            ------
Redemption fees added to paid-
in capital#                             $--            $0.00+++           $--             $--             $--               $--
---------------------------------  --------           ------           ------          ------          ------            ------
Net asset value, end of period       $18.66           $16.86           $14.96          $12.62          $15.95            $30.09
---------------------------------  --------           ------           ------          ------          ------            ------
Total return (%)&                     10.68++          12.78^^^+        18.54^^        (20.88)         (39.23)            31.60
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                     YEARS ENDED 9/30
                                      ENDED       -----------------------------------------------------------------------------
CLASS B (CONTINUED)                 3/31/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.69+            1.67             1.70            1.73            1.64              1.61
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          (0.38)+          (0.26)            0.09           (0.45)          (0.66)            (0.81)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       65              117              114              99              91                95
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $691,296         $836,113       $1,071,292      $1,172,864      $1,896,352        $3,455,142
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and ratios would have been:

Net investment loss                  $(0.03)*         $(0.04)*            $--             $--             $--               $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.69+*           1.67*              --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.38)+*         (0.26)*             --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.55% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.14% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended
    September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 9/30
                                        ENDED       ---------------------------------------------------------------------------
CLASS C                               3/31/05             2004             2003            2002            2001            2000
                                  (UNAUDITED)

Net asset value, beginning of
period                                 $16.87           $14.96           $12.63          $15.95          $30.11          $24.75
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                            $(0.03)          $(0.04)           $0.01          $(0.08)         $(0.15)         $(0.23)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.83             1.96             2.32           (3.24)         (10.66)           7.73
------------------------------------  -------           ------           ------          ------          ------          ------
Total from investment operations        $1.80            $1.92            $2.33          $(3.32)        $(10.81)          $7.50
------------------------------------  -------           ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $--           $(0.01)             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                    --               --               --              --           (3.26)          (2.14)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --               --               --              --           (0.09)             --
------------------------------------  -------           ------           ------          ------          ------          ------
Total distributions declared to
shareholders                              $--           $(0.01)             $--             $--          $(3.35)         $(2.14)
------------------------------------  -------           ------           ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                  $--            $0.00+++           $--             $--             $--             $--
------------------------------------  -------           ------           ------          ------          ------          ------
Net asset value, end of period         $18.67           $16.87           $14.96          $12.63          $15.95          $30.11
------------------------------------  -------           ------           ------          ------          ------          ------
Total return (%)&                       10.67++          12.82^^^+        18.45^^        (20.82)         (39.25)          31.58
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 9/30
                                        ENDED       ---------------------------------------------------------------------------
CLASS C (CONTINUED)                   3/31/05             2004             2003            2002            2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.70+            1.67             1.70            1.73            1.64            1.61
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.38)+          (0.26)            0.09           (0.45)          (0.66)          (0.81)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         65              117              114              99              91              95
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $219,516         $226,376         $262,391        $297,647        $513,120        $910,205
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and ratios would have been:

Net investment loss                    $(0.03)*         $(0.04)*            $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.70*+           1.67*              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.38)*+         (0.26)*             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.56% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.12% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended
    September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 9/30
                                          ENDED       -------------------------------------------------------------------------
CLASS I                                 3/31/05             2004               2003            2002           2001         2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                $18.28           $16.21             $13.54          $16.94         $31.76       $25.77
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                $0.06            $0.14              $0.17           $0.10          $0.08        $0.06
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         1.99             2.11               2.50           (3.50)        (11.28)        8.07
------------------------------------  ---------           ------             ------          ------         ------       ------
Total from investment operations          $2.05            $2.25              $2.67          $(3.40)       $(11.20)       $8.13
------------------------------------  ---------           ------             ------          ------         ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.10)          $(0.18)               $--             $--            $--          $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                               --               --                 --              --          (3.52)       (2.14)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                      --               --                 --              --          (0.10)          --
------------------------------------  ---------           ------             ------          ------         ------       ------
Total distributions declared to
shareholders                             $(0.10)          $(0.18)               $--             $--         $(3.62)      $(2.14)
------------------------------------  ---------           ------             ------          ------         ------       ------
Redemption fees added to
paid-in capital#                            $--            $0.00+++             $--             $--            $--          $--
------------------------------------  ---------           ------             ------          ------         ------       ------
Net asset value, end of period           $20.23           $18.28             $16.21          $13.54         $16.94       $31.76
------------------------------------  ---------           ------             ------          ------         ------       ------
Total return (%)&                                               ^   ^              ^
                                          11.23++          13.92^   +         19.72^         (20.07)        (38.61)       32.90
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 9/30
                                          ENDED       -------------------------------------------------------------------------
CLASS I (CONTINUED)                     3/31/05             2004               2003            2002           2001         2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 0.70+            0.67               0.72            0.73           0.64         0.61
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.62+            0.78               1.08            0.55           0.34         0.20
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           65              117                114              99             91           95
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $532,315         $421,942           $186,804         $19,244        $11,744      $20,919
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                     $0.06*           $0.14*               $--             $--            $--          $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 0.70*+           0.67*                --              --             --           --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.62*+           0.78*                --              --             --           --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.52% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.09% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended
    September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                              SIX MONTHS
                                                                   ENDED            YEAR ENDED           PERIOD ENDED
CLASS R**** (FORMERLY CLASS R1)                                  3/31/05               9/30/04                9/30/03**
                                                             (UNAUDITED)
Net asset value, beginning of period                              $17.83                $15.87                 $14.12***
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.01                 $0.05                  $0.07
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              1.93                  2.06                   1.68
---------------------------------------------------------------  -------                ------                 ------
Total from investment operations                                   $1.94                 $2.11                  $1.75
---------------------------------------------------------------  -------                ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.07)               $(0.15)                   $--
---------------------------------------------------------------  -------                ------                 ------
Redemption fees added to paid-in capital#                            $--                 $0.00+++                 $--
---------------------------------------------------------------  -------                ------                 ------
Net asset value, end of period                                    $19.70                $17.83                 $15.87
---------------------------------------------------------------  -------                ------                 ------
Total return (%)&                                                  10.91++               13.39^   +             12.39***++^^
---------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED            YEAR ENDED           PERIOD ENDED
CLASS R**** (CONTINUED)                                          3/31/05               9/30/04                9/30/03**
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.21+                 1.17                   1.21+
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.10+                 0.28                   0.56+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    65                   117                    114
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $4,761                $2,158                    $40
---------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.01*                $0.05*                   $--
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.21*+                1.17*                    --
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.10*+                0.28*                    --
---------------------------------------------------------------------------------------------------------------------
   * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  ** For the period from the inception of Class R shares, December 31, 2002, through September 30, 2003.
 *** The net asset value and total return previously reported as $14.14 and 12.23%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
**** Effective April 1, 2005, Class R1 shares have been renamed Class R.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
^^   The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.49% lower.
^^^  The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.16% lower.
+    The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
&    From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS
                                                                          ENDED           PERIOD ENDED
CLASS R3**** (FORMERLY CLASS R2)                                        3/31/05                9/30/04**
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $17.77                 $16.61***
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.02)                $(0.01)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.94                   1.35
----------------------------------------------------------------------  -------                 ------
Total from investment operations                                          $1.92                  $1.34
----------------------------------------------------------------------  -------                 ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                                             $(0.06)                $(0.18)
----------------------------------------------------------------------  -------                 ------
Redemption fees added to paid-in capital#                                   $--                  $0.00+++
----------------------------------------------------------------------  -------                 ------
Net asset value, end of period                                           $19.63                 $17.77
----------------------------------------------------------------------  -------                 ------
Total return (%)&                                                         10.80++                 8.10***++^^^(+)
------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                     SIX MONTHS
                                                                          ENDED           PERIOD ENDED
CLASS R3**** (CONTINUED)                                                3/31/05                9/30/04**
                                                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 1.48+                  1.42+
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.20)+                (0.06)+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           65                    117
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $749                   $155
------------------------------------------------------------------------------------------------------

(S)  Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.02)*               $(0.01)*
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                 1.48*+                 1.42+*
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.20)*+               (0.06)+*
------------------------------------------------------------------------------------------------------
   * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  ** For the period from the inception of Class R3 shares, October 31, 2003, through September 30, 2004.
 *** The net asset value and total return previously reported as $16.63 and 7.97%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
**** Effective April 1, 2005, Class R2 shares have been renamed Class R3.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ^^^ The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.09% lower.
 (+) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non- recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS                YEARS ENDED 9/30                     PERIOD
                                                          ENDED          ----------------------------                ENDED
CLASS 529A                                              3/31/05               2004               2003              9/30/02**
                                                    (UNAUDITED)

Net asset value, beginning of period                     $17.80             $15.85             $13.32               $14.50***
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                                $0.00+++           $0.03              $0.08                $0.01
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         1.94               2.07               2.45                (1.19)
----------------------------------------------------  ---------             ------             ------               ------
Total from investment operations                          $1.94              $2.10              $2.53               $(1.18)
----------------------------------------------------  ---------             ------             ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                             $(0.02)            $(0.15)               $--                  $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--              $0.00+++             $--                  $--
----------------------------------------------------  ---------             ------             ------               ------
Net asset value, end of period                           $19.72             $17.80             $15.85               $13.32
----------------------------------------------------  ---------             ------             ------               ------
Total return (%)(+)&                                      10.93++            13.31^^^+          18.99^^              (8.14)***++
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                     SIX MONTHS                YEARS ENDED 9/30                     PERIOD
                                                          ENDED          ----------------------------                ENDED
CLASS 529A (CONTINUED)                                  3/31/05               2004               2003              9/30/02**
                                                    (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                 1.31+              1.27               1.31                 1.33+
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.02+              0.15               0.53                 0.68+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           65                117                114                   99
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $322               $219               $107                   $5
--------------------------------------------------------------------------------------------------------------------------

(S)  Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been: Net investment income $0.00*+++ $0.03 $-- $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                 1.31*+             1.27*                --                   --
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.02*+             0.15*                --                   --
--------------------------------------------------------------------------------------------------------------------------
  *  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 **  For the period from the inception of Class 529A shares, July 31, 2002, through
     September 30, 2002.
***  The net asset value and total return previously reported as $14.64 and (9.02)%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
(+)  Total returns do not include applicable sales charge. If the charge had been included, the results would have been lower.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 ^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.52% lower.
^^^  The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.13% lower.
  +  The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                      SIX MONTHS                YEARS ENDED 9/30                       PERIOD
                                                           ENDED         -------------------------------                ENDED
CLASS 529B                                               3/31/05               2004                 2003              9/30/02**
                                                     (UNAUDITED)

Net asset value, beginning of period                      $16.73             $14.91               $12.61               $13.74***
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                         $(0.06)            $(0.08)              $(0.02)               $0.00+++
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.82               1.95                 2.32                (1.13)
----------------------------------------------------  ----------             ------               ------               ------
Total from investment operations                           $1.76              $1.87                $2.30               $(1.13)
----------------------------------------------------  ----------             ------               ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                 $--             $(0.05)                 $--                  $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $--              $0.00+++               $--                  $--
----------------------------------------------------  ----------             ------               ------               ------
Net asset value, end of period                            $18.49             $16.73               $14.91               $12.61
----------------------------------------------------  ----------             ------               ------               ------
Total return (%)&                                          10.52++            12.53^^^+            18.24^^              (8.22)***++
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                      SIX MONTHS                YEARS ENDED 9/30                       PERIOD
                                                           ENDED         -------------------------------                ENDED
CLASS 529B (CONTINUED)                                   3/31/05               2004                 2003              9/30/02**
                                                     (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  1.95+              1.92                 1.95                 1.98+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.64)+            (0.50)               (0.16)                0.03+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            65                117                  114                   99
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $95                $93                 $111                  $79
-----------------------------------------------------------------------------------------------------------------------------

(S)  Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.06)*           $(0.08)*                $--                  $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  1.95*+             1.92*                  --                   --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.64)*+           (0.50)*                 --                   --
-----------------------------------------------------------------------------------------------------------------------------
  *  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 **  For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
***  The net asset value and total return previously reported as $13.88 and (9.15)%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 ^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.56% lower.
^^^  The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.10% lower.
  +  The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                      SIX MONTHS                YEARS ENDED 9/30                       PERIOD
                                                           ENDED         -------------------------------                ENDED
CLASS 529C                                               3/31/05               2004                 2003              9/30/02**
                                                     (UNAUDITED)
Net asset value, beginning of period                      $16.72             $14.92               $12.62               $13.75***
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)                         $(0.06)            $(0.08)              $(0.02)               $0.00+++
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.81               1.96                 2.32                (1.13)
----------------------------------------------------  ----------             ------               ------               ------
Total from investment operations                           $1.75              $1.88                $2.30               $(1.13)
----------------------------------------------------  ----------             ------               ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                 $--             $(0.08)                 $--                  $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $--              $0.00+++               $--                  $--
----------------------------------------------------  ----------             ------               ------               ------
Net asset value, end of period                            $18.47             $16.72               $14.92               $12.62
----------------------------------------------------  ----------             ------               ------               ------
Total return (%)&                                          10.47++            12.60^^^(+)          18.23^^              (8.22)***++
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                      SIX MONTHS                YEARS ENDED 9/30                       PERIOD
                                                           ENDED         -------------------------------                ENDED
CLASS 529C (CONTINUED)                                   3/31/05               2004                 2003              9/30/02**
                                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                  1.95+              1.92                 1.96                 1.98+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.63)+            (0.48)               (0.11)                0.11+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            65                117                  114                   99
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                   $177               $152                  $90                   $8
-----------------------------------------------------------------------------------------------------------------------------

(S)  Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.06)*           $(0.08)*                $--                  $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  1.95*+             1.92*                  --                   --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.63)*+           (0.48)*                 --                   --
-----------------------------------------------------------------------------------------------------------------------------
  *  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 **  For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
***  The net asset value and total return previously reported as $13.89 and (9.14)%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 ^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 would have been 0.56% lower.
^^^  The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended September 30, 2004 would have been 0.10% lower.
(+)  The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the total return for the year ended September 30, 2004 would have been 0.11% lower. The proceeds were paid to the fund on February 16, 2005.
  &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $73,881 of Deferred Trustees" Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund was a participant in class-action lawsuits against Rite Aid Corporation and Cendant Corporation. On February 18, 2004 the fund received a cash settlement in the amount of $1,112,820 from Rite Aid Corporation, recorded as a realized gain on investment transactions. On March 19, 2004 the fund received the remaining cash settlement in the amount of $1,628,536 from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlements resulted in an increase in net asset value of $0.02 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the fund's ending net asset value per share, total return for the year ended September 30, 2004 would have been lower by 0.10%, 0.14%, 0.12%, 0.09%, 0.16%,
0.09%, 0.13%, 0.10%, and 0.10% for Class A, B, C, I, R, R3, 529A, 529B, and 529C
shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2005, the fund's custodian fees were reduced by $30,723 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2005, the fund's miscellaneous expenses were reduced by $48,462 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows.

                                              9/30/04               9/30/03

Distributions declared from:
  Ordinary income                         $13,644,893                   $--
-----------------------------------------------------------------------------

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $4,990,239
          ----------------------------------------------------------
          Capital loss carryforward                  (1,242,622,098)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)        202,148,076
          ----------------------------------------------------------
          Other temporary differences                      (243,838)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010, ($489,468,311) and September 30, 2011, ($753,153,787).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund's average daily net assets.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is a net increase of $16,078 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $7,379 for retired Independent Trustees for the six months ended March 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $2,856,986, which resulted in an increase in net asset value of $0.02 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                  BEGINNING OF
                                 PERIOD THROUGH
EFFECTIVE DATE                      2/28/05                 3/01/05

First $2 billion                    0.01120%                0.01626%
-----------------------------------------------------------------------
Next $2.5 billion                   0.00832%                0.01206%
-----------------------------------------------------------------------
Next $2.5 billion                   0.00032%                0.00056%
-----------------------------------------------------------------------
In excess of $7 billion             0.00000%                0.00000%
-----------------------------------------------------------------------

For the six months ended March 31, 2005, the fund paid MFS $101,495, equivalent to 0.00674% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services. The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $42,222 and $98 for the six months ended March 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares (Class R5 shares are not subject to the plan) pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class" average daily net assets. The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity. The maximum distribution and service fees for each class of shares are as follows:

                                   CLASS A         CLASS B         CLASS C

Distribution Fee                     0.10%           0.75%           0.75%
-----------------------------------------------------------------------------------------------------------
Service Fee                         0.25%*           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.35%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------

                                   CLASS R        CLASS R1        CLASS R2        CLASS R3        CLASS R4

Distribution Fee                     0.25%           0.50%           0.25%           0.25%              --
-----------------------------------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.50%           0.75%           0.50%           0.50%           0.25%
-----------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                     0.25%           0.75%           0.75%
-----------------------------------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.50%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------
*Reduced to 0.15% for assets sold prior to March 1, 1991.

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended March 31, 2005 amounted to:

                                   CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD        $51,645          $4,279          $4,842
-------------------------------------------------------------------------------

                                   CLASS R        CLASS R3

Service Fee Retained by MFD             $8             $14
-------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD            $75              $8             $33
-------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended March 31, 2005 were as follows:

                                   CLASS A         CLASS B         CLASS C

Effective Annual Percentage
Rates                                0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

                                   CLASS R        CLASS R3

Effective Annual Percentage
Rates                                0.50%           0.50%
-------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage
Rates                                0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2005 were as follows:

                                                CLASS A        CLASS B        CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                                 $18,747       $416,389         $4,244             $--             $--
-----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended March 31, 2005, the fund paid MFSC a fee of $1,459,229 for shareholder services which equated to 0.0969% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $437,994, and other costs paid by the fund directly to unaffiliated vendors for the six months ended March 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,918,774,166 and $2,113,744,903, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $2,934,023,420
          ----------------------------------------------------------
          Gross unrealized appreciation                $337,176,834
          ----------------------------------------------------------
          Gross unrealized depreciation                 (85,552,900)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $251,623,934
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 3/31/05                 Year ended 9/30/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             9,378,522        $183,015,196        16,619,792        $293,264,667
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             113,691           2,232,888           526,448           8,876,078
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (11,738,220)       (229,588,977)      (31,620,624)       (556,793,982)
--------------------------------------------------------------------------------------------------------------
Net change                             (2,246,007)       $(44,340,893)      (14,474,384)      $(254,653,237)
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               887,285         $16,346,954         2,714,813         $44,953,282
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                  --            42,528             677,793
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (13,422,673)       (245,973,156)      (24,801,922)       (413,108,649)
--------------------------------------------------------------------------------------------------------------
Net change                            (12,535,388)      $(229,626,202)      (22,044,581)      $(367,477,574)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               214,680          $3,956,789           649,206         $10,814,174
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                  --             6,813             108,706
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,874,311)        (34,452,985)       (4,776,112)        (79,403,065)
--------------------------------------------------------------------------------------------------------------
Net change                             (1,659,631)       $(30,496,196)       (4,120,093)       $(68,480,185)
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             3,236,635         $64,268,409        11,569,050        $207,192,963
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             121,405           2,424,457           140,585           2,409,626
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (122,248)         (2,399,804)         (153,120)         (2,763,335)
--------------------------------------------------------------------------------------------------------------
Net change                              3,235,792         $64,293,062        11,556,515        $206,839,254
--------------------------------------------------------------------------------------------------------------

CLASS R SHARES

Shares sold                               197,896          $3,830,326           215,957          $3,851,582
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 687              13,389                27                 450
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (78,015)         (1,527,985)          (97,449)         (1,738,869)
--------------------------------------------------------------------------------------------------------------
Net change                                120,568          $2,315,730           118,535          $2,113,163
--------------------------------------------------------------------------------------------------------------

                                         Period ended 3/31/05*
                                       SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                                 2,680             $50,000
------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                 2,680             $50,000
------------------------------------------------------------------------

                                        Six months ended 3/31/05               Period ended 9/30/04**
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS R3 SHARES

Shares sold                                30,046            $586,823            10,061            $172,287
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  68               1,318                 3                  53
--------------------------------------------------------------------------------------------------------------
Shares reacquired                            (693)            (13,788)           (1,316)            (22,850)
--------------------------------------------------------------------------------------------------------------
Net change                                 29,421            $574,353             8,748            $149,490
--------------------------------------------------------------------------------------------------------------

                                         Period ended 3/31/05*
                                       SHARES             AMOUNT

CLASS R4 SHARES

Shares sold                                 2,516             $50,000
------------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                 2,516             $50,000
------------------------------------------------------------------------
                                        Six months ended 3/31/05                 Year ended 9/30/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 4,081             $78,616             8,546            $148,174
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  18                 354                83               1,401
--------------------------------------------------------------------------------------------------------------
Shares reacquired                             (47)               (923)           (3,079)            (56,935)
--------------------------------------------------------------------------------------------------------------
Net change                                  4,052             $78,047             5,550             $92,640
--------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   759             $13,917             3,650             $58,414
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                  --                28                 438
--------------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,168)            (21,722)           (5,574)            (94,234)
--------------------------------------------------------------------------------------------------------------
Net change                                   (409)            $(7,805)           (1,896)           $(35,382)
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   775             $14,155             3,222             $52,956
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                  --                33                 528
--------------------------------------------------------------------------------------------------------------
Shares reacquired                            (274)             (5,054)             (192)             (3,168)
--------------------------------------------------------------------------------------------------------------
Net change                                    501              $9,101             3,063             $50,316
--------------------------------------------------------------------------------------------------------------
 * The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.
** Inception of Class R3 shares, October 31, 2003.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 3%, 7%, 5% and 2% respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2005 was $10,176, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended March 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Research Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                       $10,776,566,360.16    $184,537,995.22
------------------------------------------------------------------------------
David H. Gunning                        10,792,842,391.94     168,261,963.44
------------------------------------------------------------------------------
William R. Gutow                        10,784,640,038.70     176,464,316.68
------------------------------------------------------------------------------
Michael Hegarty                         10,787,279,308.63     173,825,046.75
------------------------------------------------------------------------------
J. Atwood Ives                          10,779,107,389.23     181,996,966.15
------------------------------------------------------------------------------
Amy B. Lane                             10,786,745,817.02     174,358,538.36
------------------------------------------------------------------------------
Robert J. Manning                       10,786,181,864.58     174,922,490.80
------------------------------------------------------------------------------
Lawrence T. Perera                      10,779,861,510.05     181,242,845.33
------------------------------------------------------------------------------
Robert C. Pozen                         10,787,037,951.77     174,066,403.61
------------------------------------------------------------------------------
J. Dale Sherratt                        10,779,915,100.80     181,189,254.58
------------------------------------------------------------------------------
Laurie J. Thomsen                       10,787,350,044.94     173,754,310.44
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
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Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MFR-SEM-05/05 264M

MFS(R) INTERNATIONAL NEW DISCOVERY FUND                                 3/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                24
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       48
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      64
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               65
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      65
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     97.4%
              Cash & Other Net Assets                     1.8%
              Preferred Stock                             0.8%

              TOP TEN HOLDINGS

              Anglo Irish Bank Corp.                      2.3%
              ------------------------------------------------
              Antena 3 de Television                      1.9%
              ------------------------------------------------
              EnCana Corp.                                1.7%
              ------------------------------------------------
              Central European Media
              Enterprises Ltd.                            1.6%
              ------------------------------------------------
              Allied Irish Banks PLC                      1.5%
              ------------------------------------------------
              Talisman Energy, Inc.                       1.2%
              ------------------------------------------------
              Takefuji Corp.                              1.2%
              ------------------------------------------------
              Chiquita Brands International, Inc.         1.1%
              ------------------------------------------------
              Neopost S.A.                                1.1%
              ------------------------------------------------
              Grupo Televisa S.A.                         1.1%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         17.5%
              ------------------------------------------------
              Leisure                                    13.6%
              ------------------------------------------------
              Energy                                     10.0%
              ------------------------------------------------
              Industrial Goods & Services                 8.6%
              ------------------------------------------------
              Utilities & Communications                  7.5%
              ------------------------------------------------
              Technology                                  7.3%
              ------------------------------------------------
              Autos & Housing                             7.0%
              ------------------------------------------------
              Retailing                                   5.9%
              ------------------------------------------------
              Health Care                                 5.6%
              ------------------------------------------------
              Basic Materials                             5.4%
              ------------------------------------------------
              Consumer Staples                            4.3%
              ------------------------------------------------
              Transportation                              3.4%
              ------------------------------------------------
              Special Products & Services                 1.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                      14.8%
              ------------------------------------------------
              Great Britain                              12.5%
              ------------------------------------------------
              Germany                                     7.5%
              ------------------------------------------------
              Canada                                      6.9%
              ------------------------------------------------
              Italy                                       6.3%
              ------------------------------------------------
              France                                      6.1%
              ------------------------------------------------
              Ireland                                     4.9%
              ------------------------------------------------
              United States                               4.9%
              ------------------------------------------------
              Spain                                       3.9%
              ------------------------------------------------
              Other                                      32.2%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/05.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended March 31, 2005, Class A shares of the MFS International New Discovery Fund provided a total return of 16.87%, at net asset value. In comparison, the fund's benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index returned 15.25%. The fund's investment objective is to seek capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, of foreign (including emerging market) issuers. The fund will generally focus on foreign companies with small and mid market capitalizations that MFS believes are early in their life cycle but have the potential to become major enterprises.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended March 31, 2005. Investors endured skyrocketing oil prices, a volatile and retreating U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the end, fundamental economic factors triumphed and most equity markets delivered positive results for the period as a whole.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the energy sector was the largest contributor to performance relative to the MSCI EAFE Index. Our position in the Canadian based gas and oil producer EnCana, a stock not held in the benchmark, registered strong gains.

Stock selection in the leisure, autos and housing, and financial services sectors also boosted the fund's relative performance. In the leisure sector, Central European Media Enterprises, Antena 3 de Television, and telephone directories publisher Yell Group aided relative results. In autos and housing, not holding Toyota Motor helped results as the stock underperformed the index. Anglo Irish Bank and OTP Bank were both strong contributors in the financial services group. Also, avoiding HSBC Holdings, another financial services stock in the benchmark, helped relative performance as that stock lagged the index.

Stocks in other sectors that were among the top contributors to relative performance included fruit producer Chiquita Brands, which is not a benchmark constituent, and low cost European airline easyJet.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology and basic materials sectors held back results relative to the MSCI EAFE Index. Wireless modem manufacturer Sierra Wireless, consumer electronics manufacturer Funai Electric, and information- related equipment manufacturer Seiko Epson were significant detractors in the technology sector. In basic materials, paper manufacturer Abitibi-Consolidated was a top overall detractor.

Stocks in other sectors that hurt investment results included newspaper publisher Johnston Press, real estate holding company Leopalace21*, and conglomerate Sekisui Chemical, from the leisure, financial services, and autos and housing sectors respectively.

During the reporting period, shifts in currency valuations were a significant detractor from performance relative to the benchmark. The base currency of the fund is the U.S. dollar and the performance of the fund and its benchmark is presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

While it averaged just over 3% of the fund during the period, our cash position held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when international equity markets - as measured by the MSCI EAFE Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ David A. Antonelli                     /s/ Edgar Barksdale

    David A. Antonelli                         Edgar Barksdale
    Director of Global Equity Research         Portfolio Manager

/s/ Peter Fruzzetti

    Peter Fruzzetti
    Portfolio Manager

*Security was not held in the portfolio at period-end.

Note to shareholders: Effective November 2004, Betsy Palmer is no longer a manager of the fund. Effective December 2004, Edgar Barksdale and Peter Fruzzetti became co-managers of the fund.

The views expressed in this report are those of the portfolio management team through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
 Share class    inception date    6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A            10/09/97       16.87%   17.29%   18.84%     8.97%    16.35%
------------------------------------------------------------------------------
      B            10/02/00       16.45%   16.45%   18.03%     8.38%    15.93%
------------------------------------------------------------------------------
      C            10/02/00       16.47%   16.47%   18.05%     8.36%    15.92%
------------------------------------------------------------------------------
      I            10/09/97       17.05%   17.70%   19.23%     9.33%    16.61%
------------------------------------------------------------------------------
      R**          12/31/02       16.76%   17.06%   18.73%     8.91%    16.31%
------------------------------------------------------------------------------
      R3**         10/31/03       16.60%   16.78%   18.60%     8.84%    16.26%
------------------------------------------------------------------------------
     529A           7/31/02       16.75%   16.99%   18.57%     8.83%    16.25%
------------------------------------------------------------------------------
     529B           7/31/02       16.27%   16.15%   17.88%     8.45%    15.98%
------------------------------------------------------------------------------
     529C           7/31/02       16.29%   16.17%   17.87%     8.44%    15.97%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

    Comparative benchmarks        6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
Average international fund+       19.48%   18.18%   18.03%    -2.20%    11.33%
------------------------------------------------------------------------------
MSCI EAFE Index#                  15.25%   15.49%   12.06%    -0.81%     4.14%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

 Share class
------------------------------------------------------------------------------
      A                           10.15%   10.55%   16.51%     7.69%    15.44%
------------------------------------------------------------------------------
      B                           12.45%   12.45%   17.31%     8.09%    15.93%
------------------------------------------------------------------------------
      C                           15.47%   15.47%   18.05%     8.36%    15.92%
------------------------------------------------------------------------------
     529A                         10.04%   10.26%   16.25%     7.55%    15.33%
------------------------------------------------------------------------------
     529B                         12.27%   12.15%   17.15%     8.15%    15.98%
------------------------------------------------------------------------------
     529C                         15.29%   15.17%   17.87%     8.44%    15.97%
------------------------------------------------------------------------------
I, R and R3 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                           16.87%   17.29%   67.82%    53.68%   210.22%
------------------------------------------------------------------------------
      B                           16.45%   16.45%   64.43%    49.56%   201.90%
------------------------------------------------------------------------------
      C                           16.47%   16.47%   64.53%    49.42%   201.61%
------------------------------------------------------------------------------
      I                           17.05%   17.70%   69.49%    56.19%   215.42%
------------------------------------------------------------------------------
      R**                         16.76%   17.06%   67.36%    53.26%   209.35%
------------------------------------------------------------------------------
      R3**                        16.60%   16.78%   66.81%    52.76%   208.34%
------------------------------------------------------------------------------
     529A                         16.75%   16.99%   66.69%    52.65%   208.13%
------------------------------------------------------------------------------
     529B                         16.27%   16.15%   63.79%    49.99%   202.76%
------------------------------------------------------------------------------
     529C                         16.29%   16.17%   63.77%    49.97%   202.73%
------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, October 9, 1997, through March 31, 2005. Index information is from
   October 1, 1997.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares,"
   and Class R2 shares have been renamed "Class R3 shares."
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE (Europe, Australasia, Far East) Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

R1, R2, R4, and R5 shares were available for sale on April 1, 2005. Therefore, no performance information is available.

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I and R3 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R3 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The fund is subject to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to interest rate, currency exchange rate, economic, and political risks.

Investing in small, mid, or emerging growth companies is riskier than investing in more-established companies.

Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, it may be more volatile than a portfolio that is more geographically diversified.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

The fund may participate in the initial public offering ("IPO") market, and a significant portion of the fund's returns may be attributable to its investment in IPOs which may have a magnified investment performance impact during the periods when the fund has a small asset base. Like any past performance, there is no assurance that, as the fund's assets grow, it will continue to experience substantially similar performance by investment in IPOs.

The fund's investments may include securities trades in over-the-counter markets. Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC- listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying or selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM OCTOBER 1, 2004, THROUGH MARCH 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------
Share Class
------------------

--------------------------------------------------------------------------------
                                      Beginning     Ending          Expenses
                        Annualized     Account      Account       Paid During
                          Expense       Value        Value          Period**
                           Ratio       10/01/04     3/31/05     10/01/04-3/31/05
--------------------------------------------------------------------------------
         Actual            1.60%        $1,000       $1,169            $8.65
 A     -------------------------------------------------------------------------
         Hypothetical*     1.60%        $1,000       $1,017            $8.05
--------------------------------------------------------------------------------
         Actual            2.25%        $1,000       $1,165           $12.14
 B     -------------------------------------------------------------------------
         Hypothetical*     2.25%        $1,000       $1,014           $11.30
--------------------------------------------------------------------------------
         Actual            2.25%        $1,000       $1,165           $12.14
 C     -------------------------------------------------------------------------
         Hypothetical*     2.25%        $1,000       $1,014           $11.30
--------------------------------------------------------------------------------
         Actual            1.26%        $1,000       $1,171            $6.82
 I     -------------------------------------------------------------------------
         Hypothetical*     1.26%        $1,000       $1,019            $6.34
--------------------------------------------------------------------------------
         Actual            1.75%        $1,000       $1,168            $9.46
 R***  -------------------------------------------------------------------------
         Hypothetical*     1.75%        $1,000       $1,016            $8.80
--------------------------------------------------------------------------------
         Actual            2.03%        $1,000       $1,167           $10.97
 R3*** -------------------------------------------------------------------------
         Hypothetical*     2.03%        $1,000       $1,015           $10.20
--------------------------------------------------------------------------------
         Actual            1.85%        $1,000       $1,168           $10.00
529A   -------------------------------------------------------------------------
         Hypothetical*     1.85%        $1,000       $1,016            $9.30
--------------------------------------------------------------------------------
         Actual            2.50%        $1,000       $1,163           $13.48
529B   -------------------------------------------------------------------------
         Hypothetical*     2.50%        $1,000       $1,012           $12.54
--------------------------------------------------------------------------------
         Actual            2.50%        $1,000       $1,164           $13.49
529C   -------------------------------------------------------------------------
         Hypothetical*     2.50%        $1,000       $1,012           $12.54
--------------------------------------------------------------------------------

  * 5% class return per year before expenses.

 ** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.4%
----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 0.3%
----------------------------------------------------------------------------------------------
Cobham PLC                                                          304,000         $8,017,684
----------------------------------------------------------------------------------------------

Airlines - 2.4%
----------------------------------------------------------------------------------------------
British Airways PLC*                                              2,428,000        $12,101,290
----------------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                                       4,650,000          8,764,192
----------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                         2,536,800         10,332,754
----------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                           1,213,000          8,743,534
----------------------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi S.p.A.                    577,700          8,426,436
----------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                        7,604,100          9,135,805
----------------------------------------------------------------------------------------------
Virgin Blue Holdings Ltd.*                                        3,034,000          4,482,098
----------------------------------------------------------------------------------------------
                                                                                   $61,986,109
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
----------------------------------------------------------------------------------------------
Pernod Ricard                                                        86,000        $12,008,900
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
----------------------------------------------------------------------------------------------
Burberry Group PLC                                                1,322,000        $10,220,318
----------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                 1,129,000          6,497,766
----------------------------------------------------------------------------------------------
Toray Industries, Inc.                                            1,722,000          7,726,151
----------------------------------------------------------------------------------------------
                                                                                   $24,444,235
----------------------------------------------------------------------------------------------
Automotive - 2.5%
----------------------------------------------------------------------------------------------
Autoliv, Inc.                                                       366,500        $17,493,353
----------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                      157,700         10,366,418
----------------------------------------------------------------------------------------------
Continental AG                                                      327,923         25,437,823
----------------------------------------------------------------------------------------------
DENSO Corp.                                                         300,700          7,489,100
----------------------------------------------------------------------------------------------
Leoni AG                                                             50,000          4,077,648
----------------------------------------------------------------------------------------------
                                                                                   $64,864,342
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.0%
----------------------------------------------------------------------------------------------
Aareal Bank AG                                                      216,100         $7,621,013
----------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                        129,900          8,772,688
----------------------------------------------------------------------------------------------
Aiful Corp.*                                                         48,800          3,823,702
----------------------------------------------------------------------------------------------
Aiful Corp.                                                          97,600          7,811,277
----------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                            1,776,000         37,188,147
----------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                        2,355,817         58,950,558
----------------------------------------------------------------------------------------------
Azimut Holdings S.p.A.*                                           1,833,167         10,992,661
----------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                           71,000          6,996,180
----------------------------------------------------------------------------------------------
Bank Colombia S.A., ADR                                           1,417,000         18,931,120
----------------------------------------------------------------------------------------------
Bayerische Hypo- und Vereinsbank AG*                                659,000         16,123,019
----------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                   2,337,000         15,128,753
----------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                             4,164,000          4,698,476
----------------------------------------------------------------------------------------------
Credito Emiliano S.p.A.                                           1,160,800         13,191,627
----------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                             606,000          5,469,380
----------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                      440,000          6,959,877
----------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                      274,400         14,355,446
----------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                             7,945,000         15,577,734
----------------------------------------------------------------------------------------------
Hana Bank                                                           186,700          5,147,809
----------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                              911,000         15,157,605
----------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                          513,600          9,122,936
----------------------------------------------------------------------------------------------
JACCS Co. Ltd.                                                    1,323,000          9,169,246
----------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                  311,600         21,438,080
----------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                    1,334,220         11,737,015
----------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                   500,000          2,845,017
----------------------------------------------------------------------------------------------
Takefuji Corp.                                                      445,220         29,984,501
----------------------------------------------------------------------------------------------
                                                                                  $357,193,867
----------------------------------------------------------------------------------------------
Biotechnology - 1.1%
----------------------------------------------------------------------------------------------
Actelion Ltd.*                                                      169,800        $17,175,172
----------------------------------------------------------------------------------------------
CSL Ltd.                                                            407,152         10,763,686
----------------------------------------------------------------------------------------------
                                                                                   $27,938,858
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 9.1%
----------------------------------------------------------------------------------------------
Antena 3 de Television S.A.                                         598,300        $48,831,919
----------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A"*                       838,200         41,457,372
----------------------------------------------------------------------------------------------
Gestevision Telecinco S.A.*                                       1,062,000         24,702,222
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                            490,900         28,864,920
----------------------------------------------------------------------------------------------
JCDecaux S.A.*                                                      289,000          7,891,240
----------------------------------------------------------------------------------------------
Maiden Group PLC                                                  1,120,736          5,078,011
----------------------------------------------------------------------------------------------
Mediaset S.p.A.                                                     768,400         11,058,581
----------------------------------------------------------------------------------------------
PagesJaunes S.A.                                                    862,000         21,167,828
----------------------------------------------------------------------------------------------
Premiere AG*                                                        248,228         10,282,783
----------------------------------------------------------------------------------------------
ProSiebenSat.1 Media AG                                             407,637          7,642,421
----------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                     757,900         14,775,533
----------------------------------------------------------------------------------------------
WPP Group PLC                                                       805,000          9,156,552
----------------------------------------------------------------------------------------------
                                                                                  $230,909,382
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.8%
----------------------------------------------------------------------------------------------
Nikko Cordial Corp.                                               1,346,000         $6,729,686
----------------------------------------------------------------------------------------------
Rathbone Brothers PLC                                               200,000          3,064,062
----------------------------------------------------------------------------------------------
Schroders PLC                                                       860,000         11,478,811
----------------------------------------------------------------------------------------------
                                                                                   $21,272,559
----------------------------------------------------------------------------------------------
Business Services - 0.8%
----------------------------------------------------------------------------------------------
Manpower, Inc.                                                      172,310         $7,498,931
----------------------------------------------------------------------------------------------
PHS Group PLC                                                     6,071,000          9,914,148
----------------------------------------------------------------------------------------------
TAKKT AG                                                            250,000          2,625,512
----------------------------------------------------------------------------------------------
                                                                                   $20,038,591
----------------------------------------------------------------------------------------------
Chemicals - 1.7%
----------------------------------------------------------------------------------------------
Nippon Shokubai Co. Ltd.                                          1,687,000        $15,264,120
----------------------------------------------------------------------------------------------
Syngenta AG                                                          50,000          5,220,481
----------------------------------------------------------------------------------------------
Tessenderlo Chemie N.V.                                             501,300         21,747,668
----------------------------------------------------------------------------------------------
                                                                                   $42,232,269
----------------------------------------------------------------------------------------------
Computer Software - 1.6%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                        214,100         $6,080,440
----------------------------------------------------------------------------------------------
Business Objects S.A.*                                            1,002,000         26,827,292
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                             405,000          8,804,700
----------------------------------------------------------------------------------------------
                                                                                   $41,712,432
----------------------------------------------------------------------------------------------
Computer Software - Systems - 0.2%
----------------------------------------------------------------------------------------------
Unilog S.A.                                                          56,500         $3,977,749
----------------------------------------------------------------------------------------------

Construction - 4.1%
----------------------------------------------------------------------------------------------
Caltagirone S.p.A.                                                   22,334           $195,316
----------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                     4,447,000          9,615,028
----------------------------------------------------------------------------------------------
CRH PLC                                                             405,000         10,643,828
----------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                1,494,700         18,158,613
----------------------------------------------------------------------------------------------
Lafarge North America, Inc.^                                        278,000         16,249,100
----------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                         3,070,000         22,308,008
----------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                       3,048,300         20,571,350
----------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                            1,161,000          5,820,851
----------------------------------------------------------------------------------------------
                                                                                  $103,562,094
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.8%
----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                               641,508        $20,370,754
----------------------------------------------------------------------------------------------

Containers - 0.5%
----------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                      750,000        $11,602,500
----------------------------------------------------------------------------------------------

Electrical Equipment - 2.1%
----------------------------------------------------------------------------------------------
Bodycote International PLC                                        7,459,150        $24,362,087
----------------------------------------------------------------------------------------------
Nidec Corp.                                                          91,000         11,332,027
----------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                   263,200         13,797,715
----------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG                                        70,800          3,589,212
----------------------------------------------------------------------------------------------
                                                                                   $53,081,041
----------------------------------------------------------------------------------------------
Electronics - 3.0%
----------------------------------------------------------------------------------------------
ASM International N.V.*                                             253,000         $4,164,380
----------------------------------------------------------------------------------------------
ASML Holding N.V.*^                                                 706,000         11,839,620
----------------------------------------------------------------------------------------------
Axalto Holding N.V.*                                                461,000         15,241,586
----------------------------------------------------------------------------------------------
Barco, Inc.                                                          62,874          5,111,257
----------------------------------------------------------------------------------------------
Cookson Group PLC*                                                7,075,000          5,342,758
----------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.                                              86,000         10,605,102
----------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                   194,500          7,220,839
----------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.                                           518,300          7,851,492
----------------------------------------------------------------------------------------------
Tokyo Electron                                                      102,300          5,830,446
----------------------------------------------------------------------------------------------
Vacon Oyj                                                           213,300          3,772,196
----------------------------------------------------------------------------------------------
                                                                                   $76,979,676
----------------------------------------------------------------------------------------------
Energy - Independent - 3.9%
----------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.*                                    249,078        $14,074,786
----------------------------------------------------------------------------------------------
EnCana Corp.                                                        599,968         42,368,478
----------------------------------------------------------------------------------------------
PTT Public Co.                                                    1,331,100          6,567,032
----------------------------------------------------------------------------------------------
Santos Ltd.                                                         721,332          5,021,230
----------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                               914,880         31,301,412
----------------------------------------------------------------------------------------------
                                                                                   $99,332,938
----------------------------------------------------------------------------------------------

Food & Drug Stores - 0.9%
----------------------------------------------------------------------------------------------
Lawson, Inc.                                                        315,000        $11,576,885
----------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                 3,043,521         11,261,894
----------------------------------------------------------------------------------------------
                                                                                   $22,838,779
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                               1,088,000        $29,136,640
----------------------------------------------------------------------------------------------
Greencore Group PLC                                                 600,000          2,489,375
----------------------------------------------------------------------------------------------
                                                                                   $31,626,015
----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                        3,669,000        $16,984,005
----------------------------------------------------------------------------------------------
Bowater, Inc.                                                       364,000         13,711,880
----------------------------------------------------------------------------------------------
                                                                                   $30,695,885
----------------------------------------------------------------------------------------------
Furniture & Appliances - 0.4%
----------------------------------------------------------------------------------------------
De" Longhi S.p.A                                                  1,824,000         $7,437,629
----------------------------------------------------------------------------------------------
Indesit Co. S.p.A.                                                  200,000          3,059,857
----------------------------------------------------------------------------------------------
                                                                                   $10,497,486
----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
----------------------------------------------------------------------------------------------
Lottomatica S.p.A                                                   206,400         $7,476,962
----------------------------------------------------------------------------------------------
OPAP S.A.                                                           383,000         11,192,877
----------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                      974,110         10,133,014
----------------------------------------------------------------------------------------------
                                                                                   $28,802,853
----------------------------------------------------------------------------------------------
Insurance - 1.1%
----------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                  1,515,000        $10,954,447
----------------------------------------------------------------------------------------------
Northbridge Financial Corp.                                         304,000          7,413,102
----------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                            846,661          9,750,719
----------------------------------------------------------------------------------------------
                                                                                   $28,118,268
----------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
----------------------------------------------------------------------------------------------
Tamron Co. Ltd.                                                     266,000        $10,123,408
----------------------------------------------------------------------------------------------

Machinery & Tools - 6.2%
----------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"                                                1,112,000        $15,726,428
----------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                 220,600         10,560,622
----------------------------------------------------------------------------------------------
ElringKlinger AG                                                     81,000          7,141,394
----------------------------------------------------------------------------------------------
Finning International, Inc.                                         400,000         10,871,668
----------------------------------------------------------------------------------------------
Hyundai Mobis                                                        95,500          6,225,603
----------------------------------------------------------------------------------------------
Interpump Group S.p.A.                                            2,025,000        $10,764,601
----------------------------------------------------------------------------------------------
KCI Konecranes Oyj                                                  404,983         16,729,063
----------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                 4,669,000         20,687,235
----------------------------------------------------------------------------------------------
Neopost S.A.                                                        334,000         28,927,572
----------------------------------------------------------------------------------------------
Sandvik AB                                                          526,000         21,870,483
----------------------------------------------------------------------------------------------
Singulus Technologies AG*                                           622,100          9,316,038
----------------------------------------------------------------------------------------------
                                                                                  $158,820,707
----------------------------------------------------------------------------------------------
Medical Equipment - 2.2%
----------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                        157,000         $8,542,370
----------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd.                                                50,200          2,439,644
----------------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                             40,900          8,607,377
----------------------------------------------------------------------------------------------
OPG Groep NV                                                         50,000          3,195,994
----------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                1,271,600         11,943,253
----------------------------------------------------------------------------------------------
Straumann Holding AG                                                 41,182          8,916,312
----------------------------------------------------------------------------------------------
Synthes, Inc.                                                       116,000         12,896,970
----------------------------------------------------------------------------------------------
                                                                                   $56,541,920
----------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
----------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                  222,700         $6,754,175
----------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                1,369,000         $5,516,608
----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.3%
----------------------------------------------------------------------------------------------
Enagas S.A.                                                         582,412         $8,880,281
----------------------------------------------------------------------------------------------

Oil Services - 6.1%
----------------------------------------------------------------------------------------------
CHC Helicopter Corp.*                                               298,200        $13,680,595
----------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.*                             324,471         28,396,755
----------------------------------------------------------------------------------------------
Fugro N.V.                                                          171,599         15,607,433
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 485,800         17,994,032
----------------------------------------------------------------------------------------------
IHC Caland N.V.                                                     190,100         12,077,228
----------------------------------------------------------------------------------------------
Precision Drilling Corp.*                                           167,400         12,523,001
----------------------------------------------------------------------------------------------
Pride International, Inc.*                                          759,000         18,853,560
----------------------------------------------------------------------------------------------
Saipem S.p.A.                                                     1,078,800         13,679,457
----------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                   376,300         23,146,213
----------------------------------------------------------------------------------------------
                                                                                  $155,958,274
----------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.8%
----------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                               4,485,557        $19,932,012
----------------------------------------------------------------------------------------------

Pharmaceuticals - 2.3%
----------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                      975,300        $14,983,621
----------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                      303,600         10,308,325
----------------------------------------------------------------------------------------------
Schering AG                                                         283,000         18,771,805
----------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                           1,438,000         14,325,675
----------------------------------------------------------------------------------------------
                                                                                   $58,389,426
----------------------------------------------------------------------------------------------
Printing & Publishing - 3.0%
----------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                           822,800         $5,196,004
----------------------------------------------------------------------------------------------
Emap PLC                                                            225,000          3,525,654
----------------------------------------------------------------------------------------------
Johnston Press PLC                                                1,260,834         12,972,792
----------------------------------------------------------------------------------------------
New Straits Times Press                                           2,570,600          2,029,421
----------------------------------------------------------------------------------------------
Reuters Group PLC                                                 1,558,100         12,001,473
----------------------------------------------------------------------------------------------
T&F Informa PLC                                                   2,117,000         16,826,043
----------------------------------------------------------------------------------------------
Yell Group PLC                                                    2,634,640         23,526,725
----------------------------------------------------------------------------------------------
                                                                                   $76,078,112
----------------------------------------------------------------------------------------------
Real Estate - 1.6%
----------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.*                                       1,893,900         $6,278,805
----------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                                       2,760,000          7,424,400
----------------------------------------------------------------------------------------------
HUNET, Inc.                                                       4,770,000          7,830,978
----------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                         473,600         19,741,572
----------------------------------------------------------------------------------------------
                                                                                   $41,275,755
----------------------------------------------------------------------------------------------
Special Products & Services - 0.5%
----------------------------------------------------------------------------------------------
Fujikura Kasei Co. Ltd.                                             657,000         $5,264,335
----------------------------------------------------------------------------------------------
Hunter Douglas N.V.                                                 130,000          6,553,279
----------------------------------------------------------------------------------------------
                                                                                   $11,817,614
----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.7%
----------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                576,000         $6,071,359
----------------------------------------------------------------------------------------------
BorsodChem Rt.                                                      524,550          7,148,640
----------------------------------------------------------------------------------------------
IAWS Group PLC                                                      405,000          6,127,946
----------------------------------------------------------------------------------------------
Kaneka Corp.                                                      1,339,000         14,788,265
----------------------------------------------------------------------------------------------
Linde AG                                                            145,030          9,966,043
----------------------------------------------------------------------------------------------
                                                                                   $44,102,253
----------------------------------------------------------------------------------------------

Specialty Stores - 4.0%
----------------------------------------------------------------------------------------------
Bulgari S.p.A.                                                    1,044,500        $12,418,434
----------------------------------------------------------------------------------------------
EDION Corp.                                                       1,010,400         13,487,080
----------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                              1,662,500         11,350,706
----------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                        1,639,700         13,137,271
----------------------------------------------------------------------------------------------
Kingfisher PLC                                                    2,819,821         15,371,724
----------------------------------------------------------------------------------------------
Matalan PLC                                                       3,038,000         13,521,302
----------------------------------------------------------------------------------------------
NEXT PLC                                                            273,820          8,229,762
----------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.                                         368,780         10,491,852
----------------------------------------------------------------------------------------------
Photo-Me International PLC                                        2,200,000          4,392,200
----------------------------------------------------------------------------------------------
                                                                                  $102,400,331
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
----------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                 16,616,000        $15,871,733
----------------------------------------------------------------------------------------------
MobilCom AG                                                         869,000         20,100,353
----------------------------------------------------------------------------------------------
MobileOne Ltd.                                                    4,228,000          5,122,055
----------------------------------------------------------------------------------------------
                                                                                   $41,094,141
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
----------------------------------------------------------------------------------------------
AFK Sistema, GDR##*                                                 636,765        $10,347,431
----------------------------------------------------------------------------------------------
CSR PLC*                                                          1,843,023         11,377,781
----------------------------------------------------------------------------------------------
Sierra Wireless, Inc.*^                                           1,074,000          8,828,280
----------------------------------------------------------------------------------------------
Tamura Taiko Holdings, Inc.                                         579,000          3,591,577
----------------------------------------------------------------------------------------------
TSX Group, Inc.                                                       7,700            398,764
----------------------------------------------------------------------------------------------
TSX Group, Inc.##*                                                  105,555          5,465,638
----------------------------------------------------------------------------------------------
ZTE Corp.                                                           937,400          3,100,889
----------------------------------------------------------------------------------------------
                                                                                   $43,110,360
----------------------------------------------------------------------------------------------
Telephone Services - 2.4%
----------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                     6,006,500         $8,432,905
----------------------------------------------------------------------------------------------
Eaccess Ltd.                                                          5,000          4,244,205
----------------------------------------------------------------------------------------------
Elisa Corp.                                                         715,300         12,149,225
----------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                     321,267         15,724,329
----------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                 200,000          4,204,825
----------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                 5,653,150          8,834,652
----------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                            204,146          6,282,584
----------------------------------------------------------------------------------------------
                                                                                   $59,872,725
----------------------------------------------------------------------------------------------

Tobacco - 1.8%
----------------------------------------------------------------------------------------------
Altadis S.A.                                                        405,000        $16,566,984
----------------------------------------------------------------------------------------------
Swedish Match AB                                                  2,310,400         28,263,672
----------------------------------------------------------------------------------------------
                                                                                   $44,830,656
----------------------------------------------------------------------------------------------
Trucking - 1.0%
----------------------------------------------------------------------------------------------
TPG N.V.                                                            910,000        $25,897,925
----------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.0%
----------------------------------------------------------------------------------------------
ACEA S.p.A                                                          606,000         $6,776,739
----------------------------------------------------------------------------------------------
Fortum Corp.                                                        805,600         15,688,393
----------------------------------------------------------------------------------------------
Hera S.p.A.                                                       4,601,800         12,932,304
----------------------------------------------------------------------------------------------
Meta S.p.A                                                        1,968,846          6,943,360
----------------------------------------------------------------------------------------------
Suez S.A.                                                           607,000         16,338,233
----------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                     300,000          5,560,375
----------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                         1,400,000         11,906,987
----------------------------------------------------------------------------------------------
                                                                                   $76,146,391
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,054,232,028)                                  $2,481,648,340
----------------------------------------------------------------------------------------------

Preferred Stock - 0.8%
----------------------------------------------------------------------------------------------
Automotive - 0.8%
----------------------------------------------------------------------------------------------
Porsche AG (Identified Cost, $16,164,063)                            29,236        $21,227,314
----------------------------------------------------------------------------------------------

Short-Term Obligation - 0.8%
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
Societe Generale Time Deposit, 2.875%, due 4/01/05,
at Amortized Cost                                               $18,936,000        $18,936,000
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 0.2%
----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   5,925,519         $5,925,519
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,095,257,610)                             $2,527,737,173
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                               20,411,177
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                             $2,548,148,350
----------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.
^  All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 3/31/05

ASSETS

Investments, at value, including $5,737,286 of
securities on loan (identified cost, $2,095,257,610)         $2,527,737,173
---------------------------------------------------------------------------------------------------
Cash                                                                 51,881
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost,
$17,344,754)                                                     16,936,641
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                     158,210
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  20,579,907
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 6,308,286
---------------------------------------------------------------------------------------------------
Other assets                                                            352
---------------------------------------------------------------------------------------------------
Total assets                                                                         $2,571,772,450
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for dividends on securities sold short                      $19,687
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts           4,942,805
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 7,635,500
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                4,352,719
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        5,925,519
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     64,275
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       308,072
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       29,593
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    960
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    11
---------------------------------------------------------------------------------------------------
  Administrative service fee                                             11
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              344,948
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $23,624,100
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,548,148,350
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $2,061,627,140
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                      427,028,997
---------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                    63,259,304
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (3,767,091)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,548,148,350
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               117,561,238
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                 $1,589,143,781
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             73,080,835
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $21.75
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$21.75)                                                $23.08
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $247,252,521
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             11,677,156
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $21.17
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $279,872,284
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             13,234,335
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $21.15
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $407,105,331
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             18,424,078
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $22.10
---------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                    $21,024,743
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                970,264
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $21.67
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  2,361
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $21.18
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  2,361
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $21.18
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                     $1,642,591
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 76,140
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $21.57
---------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                        $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  2,299
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $21.75
---------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                        $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  2,299
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $21.75
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                     $1,267,334
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 58,659
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $21.61
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$21.61)                                                $22.93
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $238,771
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 11,357
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $21.02
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $400,994
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 19,094
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $21.00
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." In addition, on March 31, 2005, the fund established the following new Class R1 and Class R2 shares and Class R4 and Class R5 shares, which were available for sale to the public on April 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)

---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/05

NET INVESTMENT INCOME (LOSS)

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                      $13,501,168
--------------------------------------------------------------------------------------------------
  Interest                                                           792,951
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (1,092,762)
--------------------------------------------------------------------------------------------------
Total investment income                                                                $13,201,357
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $9,940,586
--------------------------------------------------------------------------------------------------
  Trustees" compensation                                              15,355
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      1,638,876
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           2,314,824
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           1,106,939
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           1,191,425
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                              42,396
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                              1,810
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            1,826
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            1,044
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            1,621
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     1,304
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       261
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       405
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                  905
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  82,440
--------------------------------------------------------------------------------------------------
  Custodian fee                                                    1,039,278
--------------------------------------------------------------------------------------------------
  Printing                                                            20,518
--------------------------------------------------------------------------------------------------
  Postage                                                             86,871
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       28,390
--------------------------------------------------------------------------------------------------
  Legal fees                                                          22,445
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      441,244
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $17,980,763
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (30,181)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (4,724)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $17,945,858
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(4,744,501)
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                        $81,407,212
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    2,298,422
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                  $83,705,634
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments (net of $88,799 in deferred country tax)          $228,803,678
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                        (4,430,315)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                  $224,373,363
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $308,078,997
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $303,334,496
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET
                            ASSETS

---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 3/31/05                    9/30/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                 $(4,744,501)                $3,337,900
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                         83,705,634                103,195,536
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                         224,373,363                114,613,976
---------------------------------------------------------   ------------               ------------
Change in net assets from operations                        $303,334,496               $221,147,412
---------------------------------------------------------   ------------               ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                            $--                  $(341,412)
---------------------------------------------------------------------------------------------------
  Class I                                                             --                   (208,909)
---------------------------------------------------------------------------------------------------
  Class R                                                             --                     (5,097)
---------------------------------------------------------------------------------------------------
  Class R3                                                            --                        (10)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
---------------------------------------------------------------------------------------------------
  Class A                                                    (66,449,628)                (3,151,866)
---------------------------------------------------------------------------------------------------
  Class B                                                    (11,585,919)                  (665,920)
---------------------------------------------------------------------------------------------------
  Class C                                                    (12,312,696)                  (593,862)
---------------------------------------------------------------------------------------------------
  Class I                                                    (15,840,024)                  (620,716)
---------------------------------------------------------------------------------------------------
  Class R                                                       (842,264)                   (21,486)
---------------------------------------------------------------------------------------------------
  Class R3                                                       (19,381)                       (29)
---------------------------------------------------------------------------------------------------
  Class 529A                                                     (50,645)                    (2,598)
---------------------------------------------------------------------------------------------------
  Class 529B                                                     (11,019)                      (452)
---------------------------------------------------------------------------------------------------
  Class 529C                                                     (16,776)                      (802)
---------------------------------------------------------   ------------               ------------
Total distributions declared to shareholders               $(107,128,352)               $(5,613,159)
---------------------------------------------------------   ------------               ------------
Change in net assets from fund share transactions           $695,325,234               $844,829,757
---------------------------------------------------------   ------------               ------------
Redemption fees                                                  $24,519                    $39,772
---------------------------------------------------------   ------------               ------------
Total change in net assets                                  $891,555,897             $1,060,403,782
---------------------------------------------------------   ------------               ------------

NET ASSETS

At beginning of period                                    $1,656,592,453               $596,188,671
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $3,767,091 and accumulated undistributed net
investment income of $977,410, respectively)              $2,548,148,350             $1,656,592,453
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                      YEARS ENDED 9/30
                                    ENDED       ------------------------------------------------------------------------------
CLASS A                           3/31/05             2004             2003            2002              2001             2000
                              (UNAUDITED)

Net asset value, beginning
of period                          $19.62           $15.48           $11.82          $11.68            $15.24           $13.15
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                        $(0.04)           $0.07            $0.07           $0.02             $0.05           $(0.10)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           3.29             4.18             3.59            0.12^            (3.45)            6.62
--------------------------------   ------           ------           ------          ------            ------           ------
Total from investment
operations                          $3.25            $4.25            $3.66           $0.14            $(3.40)           $6.52
--------------------------------   ------           ------           ------          ------            ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $--           $(0.01)             $--             $--               $--              $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions             (1.12)           (0.10)              --           (0.00)+++         (0.08)           (4.43)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                         --               --               --              --             (0.08)              --
--------------------------------   ------           ------           ------          ------            ------           ------
Total distributions declared
to shareholders                    $(1.12)          $(0.11)             $--          $(0.00)+++        $(0.16)          $(4.43)
--------------------------------   ------           ------           ------          ------            ------           ------
Redemption fees added to
paid-in capital#                    $0.00+++         $0.00+++           $--             $--               $--              $--
--------------------------------   ------           ------           ------          ------            ------           ------
Net asset value, end of
period                             $21.75           $19.62           $15.48          $11.82            $11.68           $15.24
--------------------------------   ------           ------           ------          ------            ------           ------
Total return (%)(+)&                16.87++          27.55            31.08            1.11            (22.52)           53.54
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                      YEARS ENDED 9/30
                                    ENDED       ------------------------------------------------------------------------------
CLASS A (CONTINUED)               3/31/05             2004             2003            2002              2001             2000
                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                           1.60+            1.63             1.62            1.64              1.66             1.77
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (0.36)+           0.38             0.51            0.13              0.37            (0.62)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     26               61               88             130               136              152
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                  $1,589,144       $1,033,312         $371,042        $121,779           $20,858             $202
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, and certain other fees and expenses, such that Other Expenses did not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. From October 1,
    2000 through September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. For the year ended September 30, 2000, MFS agreed to bear a portion of the fund's Other
    Expenses such that Other Expenses did not exceed 1.75% annually; and the investment adviser and distributor voluntarily waived their fees. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share would have been:

Net investment income (loss)       $(0.04)*          $0.07*           $0.04          $(0.02)           $(0.11)          $(0.43)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                           1.60+*           1.63*            1.81            1.89              2.86             3.92
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (0.36)+*          0.38*            0.32           (0.12)            (0.84)           (2.77)
------------------------------------------------------------------------------------------------------------------------------
  *  Waiver impact per share was less than $0.01 and 0.01%, respectively.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                     YEARS ENDED 9/30                         PERIOD
                                                   ENDED        -------------------------------------------            ENDED
CLASS B                                          3/31/05                2004            2003           2002          9/30/01*
                                             (UNAUDITED)

Net asset value, beginning of period              $19.19              $15.23          $11.70         $11.65           $15.24(+)
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                          $(0.11)             $(0.05)         $(0.02)        $(0.07)          $(0.02)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               3.21                4.11            3.55           0.12^           (3.43)
----------------------------------------------    ------              ------          ------         ------           -------
Total from investment operations                   $3.10               $4.06           $3.53          $0.05           $(3.45)
----------------------------------------------    ------              ------          ------         ------           -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions               $(1.12)             $(0.10)            $--         $(0.00)+++       $(0.07)
----------------------------------------------    ------              ------          ------         ------           -------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                  --              --             --            (0.07)
----------------------------------------------    ------              ------          ------         ------           -------
Total distributions declared to
shareholders                                      $(1.12)             $(0.10)            $--         $(0.00)+++       $(0.14)
----------------------------------------------    ------              ------          ------         ------           -------
Redemption fees added to paid-in capital#          $0.00+++            $0.00+++          $--            $--              $--
----------------------------------------------    ------              ------          ------         ------           -------
Net asset value, end of period                    $21.17              $19.19          $15.23         $11.70           $11.65
----------------------------------------------    ------              ------          ------         ------           -------
Total return (%)&                                  16.45++             26.73           30.17           0.43           (22.79)(+)++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                              SIX MONTHS                     YEARS ENDED 9/30                         PERIOD
                                                   ENDED        -------------------------------------------            ENDED
CLASS B (CONTINUED)                              3/31/05                2004            2003           2002          9/30/01*
                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          2.25+               2.28            2.27           2.29             2.31+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (1.04)+             (0.28)          (0.17)         (0.55)           (0.18)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    26                  61              88            130              136
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $247,253            $186,920         $84,767        $45,299           $7,735
----------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, and certain other fees and expenses, such that Other Expenses did not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. From October 2,
    2000 through September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                               $(0.11)**           $(0.05)**       $(0.05)        $(0.10)          $(0.18)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          2.25+**             2.28            2.46           2.54             3.51+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (1.04)+**           (0.28)**        (0.36)         (0.80)           (1.39)+
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, October 2, 2000, through September 30, 2001.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) The net asset value and total return previously reported as $15.23 and (22.74)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                     YEARS ENDED 9/30                         PERIOD
                                                   ENDED        -------------------------------------------            ENDED
CLASS C                                          3/31/05                2004            2003           2002          9/30/01*
                                             (UNAUDITED)

Net asset value, beginning of period              $19.17              $15.22          $11.69         $11.63           $15.24(+)
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                          $(0.10)             $(0.05)         $(0.02)        $(0.07)          $(0.03)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               3.20                4.10            3.55           0.13^           (3.44)
----------------------------------------------    ------              ------          ------         ------           ------
Total from investment operations                   $3.10               $4.05           $3.53          $0.06           $(3.47)
----------------------------------------------    ------              ------          ------         ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions               $(1.12)             $(0.10)            $--         $(0.00)+++       $(0.07)
----------------------------------------------    ------              ------          ------         ------           ------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                  --              --             --            (0.07)
----------------------------------------------    ------              ------          ------         ------           ------
Total distributions declared to
shareholders                                      $(1.12)             $(0.10)            $--         $(0.00)+++       $(0.14)
----------------------------------------------    ------              ------          ------         ------           ------
Redemption fees added to paid-in capital#          $0.00+++            $0.00+++          $--            $--              $--
----------------------------------------------    ------              ------          ------         ------           ------
Net asset value, end of period                    $21.15              $19.17          $15.22         $11.69           $11.63
----------------------------------------------    ------              ------          ------         ------           ------
Total return (%)&                                  16.47++             26.69           30.20           0.52           (22.93)(+)++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                              SIX MONTHS                     YEARS ENDED 9/30                         PERIOD
                                                   ENDED        -------------------------------------------            ENDED
CLASS C (CONTINUED)                              3/31/05                2004            2003           2002          9/30/01*
                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          2.25+               2.28            2.27           2.29             2.31+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (1.02)+             (0.26)          (0.17)         (0.55)           (0.24)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    26                  61              88            130              136
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $279,872            $189,941         $69,101        $28,694           $4,910
----------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, and certain other fees and expenses, such that Other Expenses did not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. From October 2,
    2000 through September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                               $(0.10)**           $(0.05)**       $(0.04)        $(0.10)          $(0.19)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          2.25+**             2.28            2.46           2.54             3.51+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (1.02)+**           (0.26)**        (0.36)         (0.80)           (1.45)+
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, October 2, 2000, through September 30, 2001.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) The net asset value and total return previously reported as $15.23 and (22.88)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 9/30
                                        ENDED       --------------------------------------------------------------------------
CLASS I                               3/31/05             2004             2003           2002             2001           2000
                                  (UNAUDITED)

Net asset value, beginning
of period                              $19.89           $15.65           $11.91         $11.73           $15.25         $13.16
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                             $0.00+++         $0.14            $0.12          $0.06            $0.07         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       3.33             4.23             3.62           0.12^           (3.43)          6.62
--------------------------------------  -----           ------           ------         ------           ------         ------
Total from investment operations        $3.33            $4.37            $3.74          $0.18           $(3.36)         $6.52
--------------------------------------  -----           ------           ------         ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $--           $(0.03)             $--            $--              $--            $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 (1.12)           (0.10)              --          (0.00)+++        (0.08)         (4.43)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --               --               --             --            (0.08)            --
--------------------------------------  -----           ------           ------         ------           ------         ------
Total distributions declared to
shareholders                           $(1.12)          $(0.13)             $--         $(0.00)+++       $(0.16)        $(4.43)
--------------------------------------  -----           ------           ------         ------           ------         ------
Redemption fees added to
paid-in capital#                        $0.00+++         $0.00+++           $--            $--              $--            $--
--------------------------------------  -----           ------           ------         ------           ------         ------
Net asset value, end of period         $22.10           $19.89           $15.65         $11.91           $11.73         $15.25
--------------------------------------  -----           ------           ------         ------           ------         ------
Total return (%)&                       17.05++          28.05            31.40           1.53           (22.21)         53.50
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 9/30
                                        ENDED       --------------------------------------------------------------------------
CLASS I (CONTINUED)                   3/31/05             2004             2003           2002             2001           2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.26+            1.29             1.27           1.29             1.31           1.77
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.02+            0.75             0.89           0.46             0.53          (0.59)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         26               61               88            130              136            152
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $407,105         $232,247          $69,214        $13,456           $2,391         $2,709
------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses did not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. From October 2, 2000 through
    September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed
    0.30% annually. For the year ended September 30, 2000, MFS agreed to bear a portion of the fund's Other Expenses such that
    Other Expenses did not exceed 1.75% annually; and the investment adviser and distributor voluntarily waived their fees. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share would have been:

Net investment income (loss)            $0.00*+++        $0.14*           $0.09          $0.03           $(0.09)        $(0.36)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.26*+           1.29*            1.46           1.54             2.51           3.42
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.02*+           0.75*            0.70           0.21            (0.68)         (2.27)
------------------------------------------------------------------------------------------------------------------------------
  * Waiver impact per share was less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)***                            3/31/05               9/30/04                9/30/03*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $19.57                $15.47                 $12.22(+)
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                          $(0.05)                $0.06                  $0.04
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       3.27                  4.16                   3.21
-------------------------------------------------------  --------               -------                 ------
Total from investment operations                            $3.22                 $4.22                  $3.25
-------------------------------------------------------  --------               -------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $--                $(0.02)                   $--
--------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     (1.12)                (0.10)                    --
-------------------------------------------------------  --------               -------                 ------
Total distributions declared to shareholders               $(1.12)               $(0.12)                   $--
-------------------------------------------------------  --------               -------                 ------
Redemption fees added to paid-in capital#                   $0.00+++              $0.00+++                 $--
-------------------------------------------------------  --------               -------                 ------
Net asset value, end of period                             $21.67                $19.57                 $15.47
-------------------------------------------------------  --------               -------                 ------
Total return (%)&                                           16.76++               27.40                  26.60(+)++
--------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)*** (CONTINUED)                3/31/05               9/30/04                9/30/03*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.75+                 1.79                   1.77+
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.49)+                0.34                   0.44+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             26                    61                     88
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $21,025               $12,683                 $1,596
--------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses, such that Other Expenses did not exceed
    0.40% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. From December 31, 2002 through September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss)
    per share would have been:

Net investment income (loss)                               $(0.05)**              $0.06**                $0.03
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.75**+               1.79**                 1.96+
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.49)**+              0.34**                 0.25+
--------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through September 30, 2003.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
*** Effective April 1, 2005, Class R1 shares have been renamed Class R.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The net asset value and total return previously reported as $12.26 and 26.18%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)***                                        3/31/05                9/30/04*
                                                                     (UNAUDITED)

Net asset value, beginning of period                                    $19.51                 $16.95(+)
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.05)                $(0.11)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                        3.23                   2.80
--------------------------------------------------------------------    ------                 ------
Total from investment operations                                         $3.18                  $2.69
--------------------------------------------------------------------    ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $--                 $(0.03)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                           (1.12)                 (0.10)
--------------------------------------------------------------------    ------                 ------
Total distributions declared to shareholders                            $(1.12)                $(0.13)
--------------------------------------------------------------------    ------                 ------
Redemption fees added to paid-in capital#                                $0.00+++               $0.00+++
--------------------------------------------------------------------    ------                 ------
Net asset value, end of period                                          $21.57                 $19.51
--------------------------------------------------------------------    ------                 ------
Total return (%)&                                                        16.60++                15.99(+)++
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)*** (CONTINUED)                            3/31/05                9/30/04*
                                                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                2.03+                  2.05+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.49)+                (0.70)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                          26                     61
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $1,643                   $259
-----------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses, such that Other
    Expenses did not exceed 0.65% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the
    fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                                                     $(0.05)**              $(0.11)**
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                2.03**+                2.05**+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.49)**+              (0.70)**+
-----------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R3 shares, October 31, 2003, through September 30, 2004.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
*** Effective April 1, 2005, Class R2 shares have been renamed Class R3.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The net asset value and total return previously reported as $16.80 and 17.02%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529A                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $19.52             $15.43             $11.81                 $12.74
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                    $(0.06)             $0.03              $0.07                  $0.00+++
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     3.27               4.16               3.55                  (0.93)
---------------------------------------------------  ------             ------             ------                 ------
Total from investment operations                      $3.21              $4.19              $3.62                 $(0.93)
---------------------------------------------------  ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                      $(1.12)            $(0.10)               $--                    $--
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(1.12)            $(0.10)               $--                    $--
---------------------------------------------------  ------             ------             ------                 ------
Redemption fees#                                      $0.00+++           $0.00+++             $--                    $--
---------------------------------------------------  ------             ------             ------                 ------
Net asset value, end of period                       $21.61             $19.52             $15.43                 $11.81
---------------------------------------------------  ------             ------             ------                 ------
Total return (%)&(+)                                  16.75++            27.23              30.76                  (7.38)++
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529A (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.85+              1.88               1.87                   1.89+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.60)+             0.16               0.50                   0.09+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       26                 61                 88                    130
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $1,267               $806               $297                    $32
------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's
    "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses, such that Other Expenses did not exceed 0.65% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004.
    Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. From July 31, 2002 to September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss)
    per share would have been:

Net investment income (loss)                         $(0.06)**           $0.03**            $0.04                 $(0.00)+++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.85**+            1.88**             2.06                   2.14+
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.60)**+           0.16**             0.31                  (0.16)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529B                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $19.09             $15.19             $11.70                 $12.63
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                             $(0.13)            $(0.09)            $(0.05)                $(0.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     3.18               4.09               3.54                  (0.91)
---------------------------------------------------  ------             ------             ------                 ------
Total from investment operations                      $3.05              $4.00              $3.49                 $(0.93)
---------------------------------------------------  ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                      $(1.12)            $(0.10)               $--                    $--
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(1.12)            $(0.10)               $--                    $--
---------------------------------------------------  ------             ------             ------                 ------
Redemption fees added to paid-in capital#             $0.00+++           $0.00+++             $--                    $--
---------------------------------------------------  ------             ------             ------                 ------
Net asset value, end of period                       $21.02             $19.09             $15.19                 $11.70
---------------------------------------------------  ------             ------             ------                 ------
Total return (%)&                                     16.27++            26.41              29.83                  (7.36)(+)++
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529B (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             2.50+              2.53               2.52                   2.54+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.28)+            (0.52)             (0.39)                 (0.98)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       26                 61                 88                    130
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $239               $172                $70                     $6
------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's
    "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses, such that Other Expenses did not exceed 0.65% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004.
    Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. From July 31, 2002 to September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                                  $(0.13)**          $(0.09)**          $(0.07)                $(0.02)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             2.50**+            2.53**             2.71                   2.79+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.28)**+          (0.52)**           (0.58)                 (1.23)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return previously reported as (7.44)% has been revised to reflect the net asset value from the day prior to the class" inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529C                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $19.07             $15.17             $11.69                 $12.62
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                             $(0.13)            $(0.09)            $(0.01)                $(0.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     3.18               4.09               3.49                  (0.91)
---------------------------------------------------  ------             ------             ------                 ------
Total from investment operations                      $3.05              $4.00              $3.48                 $(0.93)
---------------------------------------------------  ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                      $(1.12)            $(0.10)               $--                    $--
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(1.12)            $(0.10)               $--                    $--
---------------------------------------------------  ------             ------             ------                 ------
Redemption fees added to paid-in capital#             $0.00+++           $0.00+++             $--                    $--
---------------------------------------------------  ------             ------             ------                 ------
Net asset value, end of period                       $21.00             $19.07             $15.17                 $11.69
---------------------------------------------------  ------             ------             ------                 ------
Total return (%)&                                     16.29++            26.44              29.88                  (7.45)++
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529C (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             2.50+              2.53               2.52                   2.54+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.24)+            (0.50)             (0.09)                 (0.92)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       26                 61                 88                    130
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $401               $252               $102                     $7
------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's
    "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses, such that Other Expenses did not exceed 0.65% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004.
    Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 31, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. From July 31, 2002 to September 30, 2003, MFS agreed to bear a portion of the fund's Other Expenses such that Other Expenses did not exceed 0.30% annually. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                                  $(0.13)**          $(0.09)**          $(0.04)                $(0.02)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             2.50**+            2.53**             2.71                   2.79+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.24)**+          (0.50)**           (0.28)                 (1.17)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
 ** Waiver impact per share was less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund will not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2005, the fund's custodian fees were reduced by $21,147 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2005, the fund's miscellaneous expenses were reduced by $9,034 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, passive foreign investment companies and wash sales.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                9/30/04    9/30/03
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                    $2,182,676        $--
          ----------------------------------------------------------
            Long-term capital gain              3,430,483         --
          ----------------------------------------------------------
          Total distributions declared         $5,613,159        $--
          ----------------------------------------------------------

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $47,317,939
          ----------------------------------------------------------
          Undistributed long-term capital gain            40,215,775
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         202,783,004
          ----------------------------------------------------------
          Other temporary differences                         (1,652)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets            0.975%
          ----------------------------------------------------------
          Average net assets in excess of $500 million        0.925%
          ----------------------------------------------------------

Management fees incurred for the six months ended March 31, 2005 were an effective rate of 0.937% of average daily net assets on an annualized basis.

MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, and certain other fees and expenses, such that Other Expenses did not exceed 0.40% annually for Class A, Class B, Class C, Class I, and Class R shares and 0.65% annually for Class R3, Class 529A, Class 529B, and Class 529C shares. This arrangement was effected by MFS bearing all of the fund's Other Expenses (exclusive of administrative service fee in the case of Class R3 shares and tuition program manager fees in the case of the 529 share classes) during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the reimbursement fee exceeded the fund's actual expenses the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement was terminated on December 31, 2004. Effective January 1, 2005 the fund entered into a similar expense agreement without reimbursement. This new arrangement will be in effect until January 1, 2006. For the six months ended March 31, 2005, the fund's Other Expenses are less than 0.40% for Class A, Class B, Class C, Class I, and Class R shares and less than 0.65% for Class R3, Class 529A, Class 529B, Class 529C and therefore are not subject to this expense arrangement.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net increase of $848 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees for the six months ended March 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                       10/01/04
                                        THROUGH
EFFECTIVE DATE                          2/28/05              3/01/05

First $2 billion                        0.01120%            0.01626%
--------------------------------------------------------------------
Next $2.5 billion                       0.00832%            0.01206%
--------------------------------------------------------------------
Next $2.5 billion                       0.00032%            0.00056%
--------------------------------------------------------------------
In excess of $7 billion                 0.00000%            0.00000%
--------------------------------------------------------------------

For the six months ended March 31, 2005, the fund paid MFS $82,440 equivalent to 0.00777% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services. The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $340,809 and $1,737 for the six months ended March 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The new Class R1 and Class R2 shares and Class R4 and Class R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity. The maximum distribution and service fees for each class of shares are as follows:

                                                 CLASS A        CLASS B        CLASS C        CLASS R       CLASS R1

Distribution Fee                                   0.10%          0.75%          0.75%          0.25%          0.50%
--------------------------------------------------------------------------------------------------------------------
Service Fee                                        0.25%          0.25%          0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                            0.35%          1.00%          1.00%          0.50%          0.75%
--------------------------------------------------------------------------------------------------------------------

                                                CLASS R2       CLASS R3       CLASS R4     CLASS 529A

Distribution Fee                                   0.25%          0.25%          0.00%          0.25%
--------------------------------------------------------------------------------------------------------------------
Service Fee                                        0.25%          0.25%          0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                            0.50%          0.50%          0.25%          0.50%
--------------------------------------------------------------------------------------------------------------------

                                              CLASS 529B     CLASS 529C

Distribution Fee                                   0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------
Service Fee                                        0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                            1.00%          1.00%
--------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended March 31, 2005 amounted to:

                                                 CLASS A        CLASS B        CLASS C

Service Fee Retained by MFD                      $45,423           $652         $6,184
--------------------------------------------------------------------------------------------------------------------

                                                 CLASS R       CLASS R1       CLASS R2       CLASS R3       CLASS R4

Service Fee Retained by MFD                          $--            $--            $--             $8            $--
--------------------------------------------------------------------------------------------------------------------

                                              CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                         $385            $10            $51
--------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2005 were as follows:

                                                 CLASS A        CLASS B        CLASS C        CLASS R       CLASS R3

Effective Annual Percentage Rates                  0.35%          1.00%          1.00%          0.50%          0.50%
--------------------------------------------------------------------------------------------------------------------

                                              CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates                  0.35%          1.00%          1.00%
--------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class
B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31,
2005 were as follows:

                                                 CLASS A        CLASS B        CLASS C     CLASS 529B     CLASS 529C

Contingent Deferred Sales
Charges Imposed                                   $3,573       $111,387        $17,691            $--            $--
----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period October 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended March 31, 2005, the fund paid MFSC a fee of $1,042,252 for shareholder services which equated to 0.0982% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $467,841 and other costs paid by the fund directly to unaffiliated vendors for the six months ended March 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,127,373,636 and $544,718,140, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $2,096,109,302
          ----------------------------------------------------------
          Gross unrealized appreciation                 $476,922,878
          ----------------------------------------------------------
          Gross unrealized depreciation                  (45,295,007)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $431,627,871
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended 3/31/05             Year ended 9/30/04
                                          SHARES           AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                              24,342,421      $518,213,973       39,208,867      $720,899,057
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             2,853,290        58,920,430          181,190         3,138,178
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (6,782,526)     (144,528,385)     (10,691,585)     (196,992,171)
---------------------------------------------------------------------------------------------------------
Net change                               20,413,185      $432,606,018       28,698,472      $527,045,064
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               2,395,437       $49,740,655        5,459,916       $98,600,087
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               512,229        10,321,399           34,979           595,693
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (970,482)      (20,099,693)      (1,319,111)      (24,034,984)
---------------------------------------------------------------------------------------------------------
Net change                                1,937,184       $39,962,361        4,175,784       $75,160,796
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               3,681,181       $76,249,320        6,503,093      $117,468,501
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               443,612         8,925,468           27,172           462,202
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (799,647)      (16,621,775)      (1,162,535)      (21,250,977)
---------------------------------------------------------------------------------------------------------
Net change                                3,325,146       $68,553,013        5,367,730       $96,679,726
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               6,592,691      $142,344,376        8,765,379      $163,828,979
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               675,147        14,151,074           39,164           685,773
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (522,687)      (11,184,754)      (1,547,017)      (29,366,517)
---------------------------------------------------------------------------------------------------------
Net change                                6,745,151      $145,310,696        7,257,526      $135,148,235
---------------------------------------------------------------------------------------------------------

CLASS R SHARES

Shares sold                                 406,673        $8,648,922          807,705       $14,772,413
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                31,354           645,588            1,357            23,480
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (115,878)       (2,470,569)        (264,133)       (4,849,469)
---------------------------------------------------------------------------------------------------------
Net change                                  322,149        $6,823,941          544,929        $9,946,424
---------------------------------------------------------------------------------------------------------

CLASS R1 SHARES*

Shares sold                                   2,361           $50,000
------------------------------------------------------------------------
Net change                                    2,361           $50,000
------------------------------------------------------------------------

                                          Six months ended 3/31/05             Year ended 9/30/04
                                          SHARES           AMOUNT           SHARES            AMOUNT
CLASS R2 SHARES*

Shares sold                                   2,361           $50,000
------------------------------------------------------------------------
Net change                                    2,361           $50,000
------------------------------------------------------------------------

CLASS R3 SHARES**

Shares sold                                  76,824        $1,627,859           17,591          $336,757
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   945            19,376               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (14,896)         (314,248)          (4,324)          (84,295)
---------------------------------------------------------------------------------------------------------
Net change                                   62,873        $1,332,987           13,267          $252,462
---------------------------------------------------------------------------------------------------------

CLASS R4 SHARES*

Shares sold                                   2,299           $50,000
------------------------------------------------------------------------
Net change                                    2,299           $50,000
------------------------------------------------------------------------

CLASS R5 SHARES*

Shares sold                                   2,299           $50,000
------------------------------------------------------------------------
Net change                                    2,299           $50,000
------------------------------------------------------------------------

CLASS 529A SHARES

Shares sold                                  16,683          $353,682           22,589          $409,550
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 2,462            50,535              150             2,598
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (1,769)          (37,635)            (731)          (13,451)
---------------------------------------------------------------------------------------------------------
Net change                                   17,376          $366,582           22,008          $398,697
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   1,838           $37,982            4,642           $85,186
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   549            10,994               26               452
---------------------------------------------------------------------------------------------------------
Shares reacquired                               (58)           (1,176)            (228)           (3,752)
---------------------------------------------------------------------------------------------------------
Net change                                    2,329           $47,800            4,440           $81,886
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   5,432          $113,585            7,167          $128,610
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   839            16,777               47               802
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (416)           (8,526)            (701)          (12,945)
---------------------------------------------------------------------------------------------------------
Net change                                    5,855          $121,836            6,513          $116,467
---------------------------------------------------------------------------------------------------------
 * The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.
** The activity shown for the year ended 9/30/04 is for the period from the inception of Class R3 shares,
   October 31, 2003, through September 30, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund and MFS Growth Allocation Fund each were the owners of record of approximately 3% of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2005 was $7,511 and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended March 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                         NET
                                                                  UNREALIZED
                   CONTRACTS TO     IN EXCHANGE    CONTRACTS    APPRECIATION
SETTLEMENT DATE   DELIVER/RECEIVE       FOR         AT VALUE   (DEPRECIATION)

     SALES

        5/03/05  CAD   109,908,904   $88,564,789   $90,877,452   $(2,312,663)

    PURCHASES

        4/25/05  EUR    14,000,000   $18,497,780   $18,161,118     $(336,662)
        5/06/05  SEK       240,826        35,597        34,089        (1,508)
        5/06/05       6,929,838,85
                 JPY             0    66,697,198    64,837,416    (1,859,782)
        5/25/05  JPY     4,402,138    41,687,312    41,255,122      (432,190)
                                    ------------  ------------     ---------
                                    $126,917,887  $124,287,745   $(2,630,142)
                                    ============  ============   ===========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

CAD =        Canadian Dollar
EUR=         Euro
SEK=         Swedish Kronor
JPY =        Japanese Yen

At March 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS International New Discovery Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS

                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                        10,776,566,360.16     184,537,995.22
----------------------------------------------------------------------------
David H. Gunning                        10,792,842,391.94     168,261,963.44
----------------------------------------------------------------------------
William R. Gutow                        10,784,640,038.70     176,464,316.68
----------------------------------------------------------------------------
Michael Hegarty                         10,787,279,308.63     173,825,046.75
----------------------------------------------------------------------------
J. Atwood Ives                          10,779,107,389.23     181,996,966.15
----------------------------------------------------------------------------
Amy B. Lane                             10,786,745,817.02     174,358,538.36
----------------------------------------------------------------------------
Robert J. Manning                       10,786,181,864.58     174,922,490.80
----------------------------------------------------------------------------
Lawrence T. Perera                      10,779,861,510.05     181,242,845.33
----------------------------------------------------------------------------
Robert C. Pozen                         10,787,037,951.77     174,066,403.61
----------------------------------------------------------------------------
J. Dale Sherratt                        10,779,915,100.80     181,189,254.58
----------------------------------------------------------------------------
Laurie J. Thomsen                       10,787,350,044.94     173,754,310.44
----------------------------------------------------------------------------

----------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MIO-SEM-05/05 150M

MFS(R) TOTAL RETURN FUND                                                3/31/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       14
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            16
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                41
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       66
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      81
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               82
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      82
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the recent performance of our funds. For the 12 months ended March 31, 2005, 68% of MFS domestic equity funds, 88% of MFS international equity funds, and 90% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: 69% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended March 31, 2005.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 16, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Stocks                                     57.6%
              Bonds                                      39.1%
              Convertible Bonds                           1.3%
              Convertible Preferred Stocks                1.0%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              Bank of America Corp.                       1.8%
              ------------------------------------------------
              Sprint Corp.                                1.6%
              ------------------------------------------------
              United States Treasury Bonds,
              6.250%, 8/15/23                             1.6%
              ------------------------------------------------
              United States Treasury Notes,
              4.750%, 11/15/08                            1.6%
              ------------------------------------------------
              Citigroup, Inc.                             1.4%
              ------------------------------------------------
              Verizon Communications, Inc.                1.4%
              ------------------------------------------------
              J.P.Morgan Chase & Co.                      1.2%
              ------------------------------------------------
              Viacom, Inc., "B"                           1.1%
              ------------------------------------------------
              Merck & Co., Inc.                           1.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.0%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         14.9%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Utilities & Communications                  6.6%
              ------------------------------------------------
              Health Care                                 4.9%
              ------------------------------------------------
              Industrial Goods & Services                 4.6%
              ------------------------------------------------
              Basic Materials                             4.4%
              ------------------------------------------------
              Leisure                                     4.2%
              ------------------------------------------------
              Consumer Staples                            3.7%
              ------------------------------------------------
              Technology                                  3.3%
              ------------------------------------------------
              Retailing                                   2.0%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------
              Special Products & Services                 0.7%
              ------------------------------------------------
              Transportation                              0.3%
              ------------------------------------------------

              TOP 5 BOND MARKET SECTORS*

              Mortgage Backed                            13.9%
              ------------------------------------------------
              High Grade Corporates                       9.3%
              ------------------------------------------------
              U.S. Treasuries                             8.4%
              ------------------------------------------------
              U.S. Government Agencies                    4.1%
              ------------------------------------------------
              Domestic Convertibles                       2.2%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if any.

Percentages are based on net assets as of 3/31/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended March 31, 2005, Class A shares of the MFS Total Return Fund provided a total return of 6.23%, at net asset value. In comparison, the fund's benchmarks, the Standard and Poor's 500 Stock Index (the S&P 500), returned 6.88%, while the Lehman Brothers Aggregate Bond Index, returned 0.47%. The fund's main investment objective is to provide above- average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. The fund is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the fund invests at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and at least 25% of its net assets in non-convertible fixed income securities.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended March 31, 2005. Investors endured skyrocketing oil prices, a volatile and retreating U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the end, fundamental economic factors triumphed and most equity markets delivered positive results for the period as a whole.

The U.S. fixed-income market experienced a dramatic flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat over the period.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care sector was the largest contributor to performance relative to the fund's equity benchmark the S&P 500. Underweighting pharmaceutical firm Pfizer (an index constituent) yielded positive results as the stock lagged the benchmark.

Stock selection and to a lesser extent our overweighted position in the basic materials sector also contributed to performance. Our positioning in glass container manufacturer Owens-Illinois (not an index constituent) and agricultural products firm Monsanto boosted results as both stocks outperformed the index.

Our overweighted stance in the energy sector also benefited results. Positioning in independent energy firm Devon Energy and deep water driller Noble Corporation aided results as both outperformed the S&P 500.

Other top contributors included avoiding insurance company American International Group, underweighting Wal-Mart and Microsoft while overweighting global communications firm Sprint and agricultural products producer Archer-Daniels Midland.

The fixed income portion also added to the fund's overall return. The fund's shorter stance on duration (sensitivity to interest rate changes) aided results relative to the fund's fixed income benchmark, the Lehman Brothers Aggregate Bond Index. Performance was also helped by the fund's exposure to corporate and inflation-linked bonds.

DETRACTORS FROM PERFORMANCE

The technology sector modestly held back results relative to the fund's equity benchmark. Avoiding chip giant Intel and Apple Computer hurt as both companies outpaced the overall return of the index. Elsewhere in the sector, our position in Nortel Networks (not an index constituent) detracted, as that stock's value retreated.

In the special products and services sector our investment in management consulting firm Accenture Ltd. (not an index constituent) detracted as that firm's value decreased over the period.

Securities in other sectors that dampened results included financial services firms JP Morgan Chase and PNC Financial Services Group. Both stocks" returns lagged the S&P 500 over the period. Our underweighting of Exxon Mobil also had a negative impact on results. Our overweighted positions in Verizon Communications and Smurfit-Stone Container (not an index constituent) detracted from results over the period as did our avoidance of health care concern UnitedHealth Group.

In the fixed income portion of the fund, our exposure to "BBB"-rated bonds held back results slightly.

    Respectfully,

/s/ Brooks Taylor

    Brooks Taylor
    on behalf of the MFS Total Return Fund management team

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr    3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             10/06/70        6.23%   7.97%    5.98%    7.19%    10.57%
------------------------------------------------------------------------------
       B             8/23/93         5.89%   7.28%    5.30%    6.51%     9.83%
------------------------------------------------------------------------------
       C             8/01/94         5.87%   7.26%    5.29%    6.50%     9.84%
------------------------------------------------------------------------------
       I             1/02/97         6.42%   8.35%    6.35%    7.55%    10.88%
------------------------------------------------------------------------------
       R*            12/31/02        6.15%   7.81%    5.86%    7.12%    10.53%
------------------------------------------------------------------------------
      R3*            10/31/03        6.08%   7.60%    5.51%    6.63%     9.89%
------------------------------------------------------------------------------
     529A            7/31/02         6.11%   7.72%    5.69%    7.02%    10.48%
------------------------------------------------------------------------------
     529B            7/31/02         5.76%   7.01%    5.08%    6.37%     9.76%
------------------------------------------------------------------------------
     529C            7/31/02         5.80%   7.06%    5.09%    6.38%     9.77%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks              6-mo     1-yr    3-yr     5-yr     10-yr
------------------------------------------------------------------------------
Average balanced fund+               5.02%   4.31%    3.86%    1.27%     8.21%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index#                               0.47%   1.15%    5.99%    7.14%     7.14%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                               6.88%   6.69%    2.74%   -3.16%    10.79%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

  Share class
------------------------------------------------------------------------------
       A                             1.19%   2.84%    4.27%    6.15%    10.03%
------------------------------------------------------------------------------
       B                             1.89%   3.28%    4.39%    6.19%     9.83%
------------------------------------------------------------------------------
       C                             4.87%   6.26%    5.29%    6.50%     9.84%
------------------------------------------------------------------------------
     529A                            1.07%   2.60%    3.99%    5.98%     9.94%
------------------------------------------------------------------------------
     529B                            1.76%   3.01%    4.17%    6.06%     9.76%
------------------------------------------------------------------------------
     529C                            4.80%   6.06%    5.09%    6.38%     9.77%
------------------------------------------------------------------------------
I, R and R3 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             6.23%   7.97%   19.03%   41.52%   173.10%
------------------------------------------------------------------------------
       B                             5.89%   7.28%   16.76%   37.05%   155.29%
------------------------------------------------------------------------------
       C                             5.87%   7.26%   16.71%   36.99%   155.54%
------------------------------------------------------------------------------
       I                             6.42%   8.35%   20.28%   43.91%   180.98%
------------------------------------------------------------------------------
       R*                            6.15%   7.81%   18.64%   41.05%   172.20%
------------------------------------------------------------------------------
      R3*                            6.08%   7.60%   17.45%   37.86%   156.80%
------------------------------------------------------------------------------
     529A                            6.11%   7.72%   18.06%   40.36%   170.87%
------------------------------------------------------------------------------
     529B                            5.76%   7.01%   16.03%   36.19%   153.69%
------------------------------------------------------------------------------
     529C                            5.80%   7.06%   16.05%   36.22%   154.09%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares."
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers Aggregate Bond Index - measures the U.S. investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

S&P 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

R1, R2, R4, and R5 shares were available for sale on April 1, 2005. Therefore, no performance information is available.

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I and R3 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R3 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The fund is subject to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

When interest rates rise, the prices of fixed income securities in the fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund's portfolio will generally rise.

Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

The fund's investments may include securities traded in over-the-counter markets. Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the fund's fixed income investments will affect the volatility of the fund's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the fund may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

The securities purchased by the fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these securities at a fair price could have a negative impact on the fund's performance.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to interest rate, currency exchange rate, economic, and political risks.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM OCTOBER 1, 2004, THROUGH MARCH 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------
Share Class
----------------

--------------------------------------------------------------------------------
                                      Beginning     Ending          Expenses
                        Annualized     Account      Account       Paid During
                          Expense       Value        Value          Period**
                           Ratio       10/01/04     3/31/05     10/01/04-3/31/05
--------------------------------------------------------------------------------
         Actual            0.90%        $1,000       $1,062           $4.63
 A     -------------------------------------------------------------------------
         Hypothetical*     0.90%        $1,000       $1,020           $4.53
--------------------------------------------------------------------------------
         Actual            1.55%        $1,000       $1,059           $7.96
 B     -------------------------------------------------------------------------
         Hypothetical*     1.55%        $1,000       $1,017           $7.79
--------------------------------------------------------------------------------
         Actual            1.55%        $1,000       $1,059           $7.96
 C     -------------------------------------------------------------------------
         Hypothetical*     1.55%        $1,000       $1,017           $7.79
--------------------------------------------------------------------------------
         Actual            0.55%        $1,000       $1,064           $2.83
 I     -------------------------------------------------------------------------
         Hypothetical*     0.55%        $1,000       $1,022           $2.77
--------------------------------------------------------------------------------
         Actual            1.05%        $1,000       $1,062           $5.40
 R***  -------------------------------------------------------------------------
         Hypothetical*     1.05%        $1,000       $1,020           $5.29
--------------------------------------------------------------------------------
         Actual            1.30%        $1,000       $1,061           $6.68
 R3*** -------------------------------------------------------------------------
         Hypothetical*     1.30%        $1,000       $1,018           $6.54
--------------------------------------------------------------------------------
         Actual            1.15%        $1,000       $1,061           $5.91
529A   -------------------------------------------------------------------------
         Hypothetical*     1.15%        $1,000       $1,019           $5.79
--------------------------------------------------------------------------------
         Actual            1.80%        $1,000       $1,058           $9.24
529B   -------------------------------------------------------------------------
         Hypothetical*     1.80%        $1,000       $1,016           $9.05
--------------------------------------------------------------------------------
         Actual            1.80%        $1,000       $1,058           $9.24
529C   -------------------------------------------------------------------------
         Hypothetical*     1.80%        $1,000       $1,016           $9.05
--------------------------------------------------------------------------------
  * 5% class return per year before expenses.

 ** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 57.6%
----------------------------------------------------------------------------------------------
ISSUER                                                              SHARES             $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 1.7%
----------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.^*                                        100,000          $7,145,000
----------------------------------------------------------------------------------------------
ITT Industries, Inc.                                               131,300          11,848,512
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                            1,931,240         117,921,514
----------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                             576,630          31,126,487
----------------------------------------------------------------------------------------------
United Technologies Corp.                                          251,450          25,562,407
----------------------------------------------------------------------------------------------
                                                                                  $193,603,920
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
----------------------------------------------------------------------------------------------
Diageo PLC                                                         697,270          $9,820,167
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.2%
----------------------------------------------------------------------------------------------
Kellwood Co.                                                       232,900          $6,705,191
----------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                       140,000           5,432,000
----------------------------------------------------------------------------------------------
Reebok International Ltd.^                                         150,000           6,645,000
----------------------------------------------------------------------------------------------
                                                                                   $18,782,191
----------------------------------------------------------------------------------------------
Automotive - 0.3%
----------------------------------------------------------------------------------------------
SPX Corp.^                                                         451,500         $19,540,920
----------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                 364,600          13,569,834
----------------------------------------------------------------------------------------------
                                                                                   $33,110,754
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.5%
----------------------------------------------------------------------------------------------
American Express Co.                                               783,000         $40,222,710
----------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                              181,500           3,257,925
----------------------------------------------------------------------------------------------
Astoria Financial Corp.                                            150,000           3,795,000
----------------------------------------------------------------------------------------------
Bank of America Corp.                                            4,608,378         203,229,470
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                  3,707,423         166,611,590
----------------------------------------------------------------------------------------------
City National Corp.^                                                50,000           3,491,000
----------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                        724,300          23,510,778
----------------------------------------------------------------------------------------------
Fannie Mae                                                         704,810          38,376,905
----------------------------------------------------------------------------------------------
First Horizon National Corp.^                                      150,000           6,118,500
----------------------------------------------------------------------------------------------
Freddie Mac                                                        848,470          53,623,304
----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                          4,127,222         142,801,881
----------------------------------------------------------------------------------------------
MBNA Corp.                                                       1,047,950          25,727,173
----------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                         90,000           4,577,400
----------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                       200,000           2,800,000
----------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.^                                   175,000           4,854,500
----------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                               2,141,370         110,237,728
----------------------------------------------------------------------------------------------
Signature Bank*                                                     48,020           1,273,010
----------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.^                                           250,000           5,540,000
----------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                            1,091,900          78,693,233
----------------------------------------------------------------------------------------------
TCF Financial Corp.^                                               200,000           5,430,000
----------------------------------------------------------------------------------------------
U.S. Bancorp^                                                      909,194          26,202,971
----------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                  472,110          28,232,178
----------------------------------------------------------------------------------------------
Zions Bancorporation^                                               25,000           1,725,500
----------------------------------------------------------------------------------------------
                                                                                  $980,332,756
----------------------------------------------------------------------------------------------
Biotechnology - 0.3%
----------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                 1,404,400         $33,438,764
----------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                       90,000           3,425,400
----------------------------------------------------------------------------------------------
                                                                                   $36,864,164
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
----------------------------------------------------------------------------------------------
ADVO, Inc.^                                                        120,000          $4,494,000
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                        400,000           5,492,000
----------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                       132,510           4,425,834
----------------------------------------------------------------------------------------------
Dex Media, Inc.                                                    844,140          17,431,491
----------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                4,140,390          50,843,989
----------------------------------------------------------------------------------------------
News Corp., "A"                                                  1,197,000          20,253,240
----------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                             150,000           2,212,500
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                               1,964,680          34,480,134
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                               185,000           5,122,650
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                3,770,990         131,343,582
----------------------------------------------------------------------------------------------
Walt Disney Co.                                                  1,856,190          53,328,339
----------------------------------------------------------------------------------------------
                                                                                  $329,427,759
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                         500,000          $5,105,000
----------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"^                                    100,000           2,831,000
----------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                           360,130          24,722,925
----------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"^                       200,000           3,174,000
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                          520,020          57,197,000
----------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                   60,000           4,688,400
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                     124,430          11,716,329
----------------------------------------------------------------------------------------------
Mellon Financial Corp.^                                          3,656,750         104,363,645
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.^                                       1,524,219          86,270,795
----------------------------------------------------------------------------------------------
Morgan Stanley                                                     855,620          48,984,245
----------------------------------------------------------------------------------------------
                                                                                  $349,053,339
----------------------------------------------------------------------------------------------
Business Services - 0.7%
----------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                            2,171,160         $52,433,514
----------------------------------------------------------------------------------------------
Centerplate, Inc.                                                  250,000           3,170,000
----------------------------------------------------------------------------------------------
Ceridian Corp.^*                                                   250,000           4,262,500
----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                      420,110          16,720,378
----------------------------------------------------------------------------------------------
                                                                                   $76,586,392
----------------------------------------------------------------------------------------------
Chemicals - 1.8%
----------------------------------------------------------------------------------------------
3M Co.                                                             207,200         $17,754,968
----------------------------------------------------------------------------------------------
Dow Chemical Co.^                                                  785,060          39,135,241
----------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.^                                     573,910          29,407,148
----------------------------------------------------------------------------------------------
Monsanto Co.                                                       149,750           9,658,875
----------------------------------------------------------------------------------------------
Nalco Holding Co.*                                               1,452,690          27,354,153
----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                               914,460          65,402,179
----------------------------------------------------------------------------------------------
Syngenta AG                                                        175,850          18,360,431
----------------------------------------------------------------------------------------------
                                                                                  $207,072,995
----------------------------------------------------------------------------------------------
Computer Software - 1.1%
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                            200,000          $4,348,000
----------------------------------------------------------------------------------------------
Citrix Systems, Inc.^*                                             162,000           3,858,840
----------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                           123,253           3,340,156
----------------------------------------------------------------------------------------------
McAfee, Inc.*                                                      100,000           2,256,000
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                    537,160          12,983,157
----------------------------------------------------------------------------------------------
Oracle Corp.*                                                    1,351,400          16,865,472
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                  3,897,810          83,140,287
----------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                             500,000           3,725,000
----------------------------------------------------------------------------------------------
                                                                                  $130,516,912
----------------------------------------------------------------------------------------------

Computer Software - Systems - 0.7%
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                        289,000         $11,103,380
----------------------------------------------------------------------------------------------
Hewlett-Packard Co.^                                               415,900           9,124,846
----------------------------------------------------------------------------------------------
International Business Machines Corp.                               43,300           3,956,754
----------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                         10,197,200          41,196,688
----------------------------------------------------------------------------------------------
Xerox Corp.^*                                                    1,014,700          15,372,705
----------------------------------------------------------------------------------------------
                                                                                   $80,754,373
----------------------------------------------------------------------------------------------
Construction - 0.9%
----------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                              25,000          $2,023,500
----------------------------------------------------------------------------------------------
Masco Corp.^                                                     2,740,560          95,015,215
----------------------------------------------------------------------------------------------
Pulte Homes, Inc.^                                                  75,000           5,522,250
----------------------------------------------------------------------------------------------
                                                                                  $102,560,965
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.7%
----------------------------------------------------------------------------------------------
Gillette Co.                                                       746,090         $37,662,623
----------------------------------------------------------------------------------------------
Kimberly-Clark Corp.^                                              729,900          47,976,327
----------------------------------------------------------------------------------------------
                                                                                   $85,638,950
----------------------------------------------------------------------------------------------
Containers - 1.0%
----------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                            3,608,410         $90,715,427
----------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                  1,639,620          25,364,921
----------------------------------------------------------------------------------------------
                                                                                  $116,080,348
----------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
----------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                        203,270         $14,537,870
----------------------------------------------------------------------------------------------
Emerson Electric Co.^                                              339,750          22,059,968
----------------------------------------------------------------------------------------------
General Electric Co.                                             2,347,800          84,661,668
----------------------------------------------------------------------------------------------
Hubbell, Inc., "B"^                                                330,700          16,898,770
----------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                               100,000           3,056,000
----------------------------------------------------------------------------------------------
Tyco International Ltd.^                                         2,628,140          88,831,132
----------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                 60,000           3,736,200
----------------------------------------------------------------------------------------------
                                                                                  $233,781,608
----------------------------------------------------------------------------------------------
Electronics - 0.3%
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               677,000         $24,466,780
----------------------------------------------------------------------------------------------
Diebold, Inc.^                                                     100,000           5,485,000
----------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                       100,000           2,971,000
----------------------------------------------------------------------------------------------
                                                                                   $32,922,780
----------------------------------------------------------------------------------------------

Energy - Independent - 2.0%
----------------------------------------------------------------------------------------------
Apache Corp.^                                                      154,500          $9,460,035
----------------------------------------------------------------------------------------------
Devon Energy Corp.                                               2,086,700          99,639,925
----------------------------------------------------------------------------------------------
EnCana Corp.                                                       325,200          22,900,584
----------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                               822,590          40,093,037
----------------------------------------------------------------------------------------------
Kerr-McGee Corp.^                                                   32,745           2,564,916
----------------------------------------------------------------------------------------------
Newfield Exploration Co.^*                                          75,000           5,569,500
----------------------------------------------------------------------------------------------
Noble Energy, Inc.^                                                 50,000           3,401,000
----------------------------------------------------------------------------------------------
Range Resources Corp.                                              240,000           5,606,400
----------------------------------------------------------------------------------------------
Unocal Corp.                                                       642,020          39,606,214
----------------------------------------------------------------------------------------------
                                                                                  $228,841,611
----------------------------------------------------------------------------------------------
Energy - Integrated - 2.8%
----------------------------------------------------------------------------------------------
BP PLC, ADR                                                      1,144,071         $71,390,030
----------------------------------------------------------------------------------------------
ConocoPhillips                                                     538,450          58,066,448
----------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                1,942,728         115,786,589
----------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                   718,360          84,213,343
----------------------------------------------------------------------------------------------
                                                                                  $329,456,410
----------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
----------------------------------------------------------------------------------------------
Kroger Co.^*                                                       300,000          $4,809,000
----------------------------------------------------------------------------------------------
Rite Aid Corp.^*                                                 1,929,740           7,641,770
----------------------------------------------------------------------------------------------
                                                                                   $12,450,770
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.9%
----------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                      1,148,035         $28,218,700
----------------------------------------------------------------------------------------------
Dean Foods Co.*                                                    100,000           3,430,000
----------------------------------------------------------------------------------------------
General Mills, Inc.^                                             1,162,880          57,155,552
----------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                     947,390          34,901,848
----------------------------------------------------------------------------------------------
Kellogg Co.                                                        732,820          31,709,121
----------------------------------------------------------------------------------------------
Nestle S.A.                                                         40,728          11,141,683
----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      684,200          36,283,126
----------------------------------------------------------------------------------------------
Sara Lee Corp.^                                                    814,390          18,046,882
----------------------------------------------------------------------------------------------
Smithfield Foods, Inc.^*                                           150,000           4,732,500
----------------------------------------------------------------------------------------------
                                                                                  $225,619,412
----------------------------------------------------------------------------------------------

Forest & Paper Products - 0.9%
----------------------------------------------------------------------------------------------
Bowater, Inc.                                                    1,407,220         $53,009,977
----------------------------------------------------------------------------------------------
International Paper Co.                                          1,443,030          53,089,074
----------------------------------------------------------------------------------------------
                                                                                  $106,099,051
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
----------------------------------------------------------------------------------------------
Cendant Corp.                                                    1,145,300         $23,524,462
----------------------------------------------------------------------------------------------

General Merchandise - 0.3%
----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                         645,600         $19,600,416
----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                              314,100          15,739,551
----------------------------------------------------------------------------------------------
                                                                                   $35,339,967
----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0%
----------------------------------------------------------------------------------------------
CIGNA Corp.^                                                        50,000          $4,465,000
----------------------------------------------------------------------------------------------

Insurance - 2.8%
----------------------------------------------------------------------------------------------
AFLAC, Inc.                                                        767,340         $28,591,088
----------------------------------------------------------------------------------------------
Allstate Corp.                                                   1,730,850          93,569,751
----------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                       45,000           1,134,450
----------------------------------------------------------------------------------------------
Chubb Corp.^                                                       136,300          10,804,501
----------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                  2,368,290          48,360,482
----------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.^                                 100,000           3,784,000
----------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                      753,500          20,736,320
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                           941,765          64,567,408
----------------------------------------------------------------------------------------------
MetLife, Inc.^                                                   1,178,690          46,086,779
----------------------------------------------------------------------------------------------
PMI Group, Inc.                                                    125,000           4,751,250
----------------------------------------------------------------------------------------------
Safeco Corp.^                                                       80,000           3,896,800
----------------------------------------------------------------------------------------------
                                                                                  $326,282,829
----------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
----------------------------------------------------------------------------------------------
Hasbro, Inc.                                                       730,610         $14,940,975
----------------------------------------------------------------------------------------------
Mattel, Inc.^                                                    1,274,470          27,209,935
----------------------------------------------------------------------------------------------
                                                                                   $42,150,910
----------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
----------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                  81,250          $7,429,500
----------------------------------------------------------------------------------------------
Deere & Co.^                                                       393,280          26,400,886
----------------------------------------------------------------------------------------------
Finning International, Inc.##                                       27,520             747,971
----------------------------------------------------------------------------------------------
Finning International, Inc.                                         82,270           2,236,030
----------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                         237,000          21,218,610
----------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                       144,900          11,541,285
----------------------------------------------------------------------------------------------
Precision Castparts Corp.                                          255,600          19,683,756
----------------------------------------------------------------------------------------------
Roper Industries, Inc.                                              40,000           2,620,000
----------------------------------------------------------------------------------------------
Sandvik AB                                                         427,610          17,779,539
----------------------------------------------------------------------------------------------
                                                                                  $109,657,577
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                     784,640         $25,186,944
----------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                    140,000           4,887,400
----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                          4,069,420          46,920,413
----------------------------------------------------------------------------------------------
                                                                                   $76,994,757
----------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
----------------------------------------------------------------------------------------------
Baxter International, Inc.                                         311,500         $10,584,770
----------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                           335,200           9,818,008
----------------------------------------------------------------------------------------------
                                                                                   $20,402,778
----------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
----------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                 67,000          $2,032,015
----------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                  60,000           1,819,715
----------------------------------------------------------------------------------------------
BHP Billiton PLC                                                 1,613,500          21,657,963
----------------------------------------------------------------------------------------------
                                                                                   $25,509,693
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
----------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                               620,410         $21,670,921
----------------------------------------------------------------------------------------------
NiSource, Inc.                                                     751,100          17,117,569
----------------------------------------------------------------------------------------------
Sempra Energy^                                                     125,000           4,980,000
----------------------------------------------------------------------------------------------
                                                                                   $43,768,490
----------------------------------------------------------------------------------------------
Oil Services - 2.0%
----------------------------------------------------------------------------------------------
BJ Services Co.^                                                   402,750         $20,894,670
----------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                             727,340          41,611,121
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                              1,977,180          73,234,747
----------------------------------------------------------------------------------------------
Noble Corp.                                                      1,672,760          94,025,840
----------------------------------------------------------------------------------------------
Pride International, Inc.*                                         150,000           3,726,000
----------------------------------------------------------------------------------------------
                                                                                  $233,492,378
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0%
----------------------------------------------------------------------------------------------
Solectron Corp.^*                                                  900,000          $3,123,000
----------------------------------------------------------------------------------------------

Pharmaceuticals - 3.7%
----------------------------------------------------------------------------------------------
Abbott Laboratories                                              1,855,900         $86,522,058
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                     92,400           4,814,040
----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                               240,000           5,412,000
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                1,067,780          71,712,105
----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                3,644,230         117,963,725
----------------------------------------------------------------------------------------------
Novartis AG                                                        185,520           8,653,723
----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       276,420           7,261,553
----------------------------------------------------------------------------------------------
Roche Holding AG                                                   125,760          13,477,477
----------------------------------------------------------------------------------------------
Wyeth                                                            2,676,160         112,880,429
----------------------------------------------------------------------------------------------
                                                                                  $428,697,110
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
----------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                        125,000          $5,036,250
----------------------------------------------------------------------------------------------
Media General, Inc., "A"^                                          100,000           6,185,000
----------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                3,623,530          37,522,135
----------------------------------------------------------------------------------------------
Tribune Co.                                                        399,230          15,917,300
----------------------------------------------------------------------------------------------
Washington Post Co., "B"                                             5,000           4,470,000
----------------------------------------------------------------------------------------------
                                                                                   $69,130,685
----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.^                                481,550         $25,969,992
----------------------------------------------------------------------------------------------

Real Estate - 0.6%
----------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.^                                   96,800          $1,815,968
----------------------------------------------------------------------------------------------
Boston Properties, Inc.^                                           120,000           7,227,600
----------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.^                                  50,000           3,575,500
----------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                   60,300             985,302
----------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.^                               100,000           3,975,000
----------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                         400,000           5,748,000
----------------------------------------------------------------------------------------------
Equity Residential                                                 250,000           8,052,500
----------------------------------------------------------------------------------------------
General Growth Properties, Inc.^                                   110,000           3,751,000
----------------------------------------------------------------------------------------------
HomeBanc Corp.                                                     900,000           7,956,000
----------------------------------------------------------------------------------------------
Hospitality Properties Trust^                                       79,000           3,190,020
----------------------------------------------------------------------------------------------
Host Marriott Corp.^                                               200,000           3,312,000
----------------------------------------------------------------------------------------------
Regency Centers Corp.^                                             100,000           4,763,000
----------------------------------------------------------------------------------------------
Simon Property Group, Inc.^                                        100,000           6,058,000
----------------------------------------------------------------------------------------------
SL Green Realty Corp.^                                             150,000           8,433,000
----------------------------------------------------------------------------------------------
Spirit Finance Corp.^                                              112,640           1,223,270
----------------------------------------------------------------------------------------------
                                                                                   $70,066,160
----------------------------------------------------------------------------------------------
Restaurants - 0.2%
----------------------------------------------------------------------------------------------
McDonald's Corp.                                                   440,600         $13,720,284
----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                          100,000           4,579,000
----------------------------------------------------------------------------------------------
                                                                                   $18,299,284
----------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
----------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                    717,000         $45,378,930
----------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                             400,000          11,168,000
----------------------------------------------------------------------------------------------
Praxair, Inc.^                                                     150,640           7,209,630
----------------------------------------------------------------------------------------------
                                                                                   $63,756,560
----------------------------------------------------------------------------------------------
Specialty Stores - 1.4%
----------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                          246,100          $3,949,905
----------------------------------------------------------------------------------------------
Gap, Inc.^                                                       3,264,850          71,304,324
----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                  193,000          11,018,370
----------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                 1,043,200          34,947,200
----------------------------------------------------------------------------------------------
Sports Authority, Inc.^*                                           150,000           4,125,000
----------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                  1,460,900          35,981,967
----------------------------------------------------------------------------------------------
                                                                                  $161,326,766
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
----------------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                             206,390          $3,508,630
----------------------------------------------------------------------------------------------
Vodafone Group PLC                                              10,704,940          28,394,852
----------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                          1,282,740          34,069,574
----------------------------------------------------------------------------------------------
                                                                                   $65,973,056
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.2%
----------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.^*                                   1,000,000          $1,990,000
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                               529,900           9,479,911
----------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                 3,891,780          60,050,165
----------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                         24,892,280          67,955,924
----------------------------------------------------------------------------------------------
                                                                                  $139,476,000
----------------------------------------------------------------------------------------------
Telephone Services - 3.4%
----------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                  100,000          $3,284,000
----------------------------------------------------------------------------------------------
IDT Corp., "B"^*                                                   328,000           4,851,120
----------------------------------------------------------------------------------------------
MCI, Inc.^                                                         215,000           5,357,800
----------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                        1,216,248          28,812,915
----------------------------------------------------------------------------------------------
Sprint Corp.^                                                    8,159,460         185,627,715
----------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.*                                          150,000           2,070,000
----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                     4,519,134         160,429,257
----------------------------------------------------------------------------------------------
                                                                                  $390,432,807
----------------------------------------------------------------------------------------------
Tobacco - 1.0%
----------------------------------------------------------------------------------------------
Altria Group, Inc.                                               1,790,850        $117,103,682
----------------------------------------------------------------------------------------------

Trucking - 0.1%
----------------------------------------------------------------------------------------------
CNF, Inc.                                                          163,900          $7,668,881
----------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.2%
----------------------------------------------------------------------------------------------
Calpine Corp.*                                                   9,098,345         $25,475,366
----------------------------------------------------------------------------------------------
Cinergy Corp.^                                                     478,860          19,403,407
----------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                  300,000           3,912,000
----------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                          822,300          61,203,789
----------------------------------------------------------------------------------------------
Entergy Corp.                                                      656,670          46,400,302
----------------------------------------------------------------------------------------------
Exelon Corp.^                                                      545,220          25,020,146
----------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                   174,600           7,010,190
----------------------------------------------------------------------------------------------
PPL Corp.^                                                         670,980          36,226,210
----------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.^                             159,200           8,658,888
----------------------------------------------------------------------------------------------
TXU Corp.^                                                         211,160          16,814,671
----------------------------------------------------------------------------------------------
                                                                                  $250,124,969
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,524,241,006)                                  $6,672,115,420
----------------------------------------------------------------------------------------------


Bonds - 38.7%
----------------------------------------------------------------------------------------------
ISSUER                                                          PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
----------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                               $5,513,000          $6,837,002
----------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                 8,185,000           8,093,050
----------------------------------------------------------------------------------------------
                                                                                   $14,930,052
----------------------------------------------------------------------------------------------
Aerospace - 0.4%
----------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                        $9,873,000         $10,734,133
----------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                22,280,000          24,171,483
----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                             12,400,000          15,674,022
----------------------------------------------------------------------------------------------
                                                                                   $50,579,638
----------------------------------------------------------------------------------------------

Airlines - 0.1%
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                        $9,014,965          $8,555,968
----------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.1%
----------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                               $15,436,000         $15,693,364
----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 2.4%
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008          $11,932,000         $11,804,038
----------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8%, 2008                                                       4,465,245           4,605,427
----------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
5.116%, 2041                                                     6,968,510           6,961,977
----------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                      2,114,579           2,138,368
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                          833,976             821,987
----------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030##                            4,350,000           4,480,192
----------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                 5,500,000           5,781,555
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                     16,004,505          16,091,565
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009         2,329,371           2,478,521
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030         10,029,000          10,599,027
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                17,900,000          18,415,028
----------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.823%, 2035              7,358,000           7,358,000
----------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                432,000             432,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.38%, 2035                                                      3,692,000           3,964,246
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031         10,841,700          11,337,907
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                        3,061,828           3,183,219
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035        15,000,000          15,802,719
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                      6,956,990           7,286,909
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                      2,812,896           2,944,097
----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030             2,921,565           2,941,479
----------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 5.317%, 2036         3,468,895           3,529,182
----------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042         5,165,031           5,081,322
----------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
5.3842%, 2041                                                    2,279,327           2,312,279
----------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
5.038%, 2046                                                    11,782,189          11,632,791
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
6.613%, 2030                                                     4,018,000           4,210,584
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                     20,000,000          21,516,026
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030              7,655,536           7,990,213
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 0.9411%, 2030^^##                    330,489,308           7,135,363
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 5.168%, 2042                           4,603,980           4,626,774
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                    15,075,626          15,792,626
----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024               2,919,613           3,129,795
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030            5,344,368           5,332,020
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034         5,243,000           5,170,058
----------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035          5,402,087           5,325,731
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                  18,482,089          18,313,440
----------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042            8,635,166           8,626,059
----------------------------------------------------------------------------------------------
Wachovia Bank Commerical Mortgage Trust, 4.847%, 2041            6,345,000           6,218,717
----------------------------------------------------------------------------------------------
                                                                                  $275,371,241
----------------------------------------------------------------------------------------------
Automotive - 0.5%
----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                   $4,065,000          $4,519,345
----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                  6,453,000           6,710,959
----------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                      7,217,000           6,528,390
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.75%, 2007                               4,460,000           4,618,013
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009 - 2011                       9,652,000           9,624,781
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                              6,652,000           6,772,275
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                    4,420,000           4,092,328
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                     8,874,000           8,239,039
----------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                              14,511,000          12,417,527
----------------------------------------------------------------------------------------------
                                                                                   $63,522,657
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 1.9%
----------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
5.945% to 2049                                                  $9,960,000         $14,011,439
----------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                               25,548,000          28,801,385
----------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                 4,948,000           5,539,603
----------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                       25,865,000          25,393,636
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008             7,972,000           8,007,882
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010            11,708,000          11,351,480
----------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011,
6.32% to 2049##                                                  7,327,000           8,299,923
----------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 5.02% to 2049##         5,386,000           5,639,212
----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                            8,974,000           8,832,040
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                      5,886,000           5,964,284
----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.346% to 2049##            2,712,000           3,014,537
----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                         9,579,000           9,514,754
----------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049            8,870,000           9,476,486
----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.962% to 2049##         16,307,000          17,466,460
----------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                               6,419,000           6,910,760
----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
6.47% to 2049##                                                 11,444,000          13,611,848
----------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                     16,074,000          16,119,763
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                  20,780,000          22,557,729
----------------------------------------------------------------------------------------------
                                                                                  $220,513,221
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.4%
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                          $9,350,000          $8,712,554
----------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                   23,129,000          26,150,388
----------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                   3,471,000           4,411,499
----------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                   5,419,000           6,812,160
----------------------------------------------------------------------------------------------
                                                                                   $46,086,601
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                          $13,532,000         $13,931,194
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                      8,368,000           9,063,213
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                           4,469,000           4,500,953
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                          8,407,000           9,162,974
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                          6,929,000           6,597,233
----------------------------------------------------------------------------------------------
                                                                                   $43,255,567
----------------------------------------------------------------------------------------------

Building - 0.1%
----------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                            $8,021,000          $8,807,331
----------------------------------------------------------------------------------------------

Chemicals - 0.1%
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                   $7,310,000          $7,592,802
----------------------------------------------------------------------------------------------

Conglomerates - 0.1%
----------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                    $7,519,000          $8,308,675
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                       5,359,000           5,806,916
----------------------------------------------------------------------------------------------
                                                                                   $14,115,591
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                    $11,036,000         $11,422,161
----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                       3,215,000           3,346,326
----------------------------------------------------------------------------------------------
                                                                                   $14,768,487
----------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
----------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                       $5,963,000          $6,238,497
----------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0%
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                $1,533,000          $1,741,871
----------------------------------------------------------------------------------------------

Emerging Market Sovereign - 0.3%
----------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                   $6,850,000          $6,577,932
----------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                             12,538,000          13,064,596
----------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                              3,155,000           3,615,630
----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                  2,493,000           2,829,555
----------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                4,912,000           5,206,720
----------------------------------------------------------------------------------------------
                                                                                   $31,294,433
----------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
----------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                          $4,155,000          $4,483,440
----------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                       4,785,000           5,268,419
----------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                        6,392,000           6,690,954
----------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                    4,200,000           4,312,014
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                  3,278,000           3,663,955
----------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                       7,355,000           7,521,708
----------------------------------------------------------------------------------------------
                                                                                   $31,940,490
----------------------------------------------------------------------------------------------
Energy - Integrated - 0%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                  $3,410,000          $3,845,372
----------------------------------------------------------------------------------------------

Entertainment - 0.1%
----------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                      $3,800,000          $4,489,502
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                     3,127,000           3,210,075
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                    5,226,000           5,617,783
----------------------------------------------------------------------------------------------
                                                                                   $13,317,360
----------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                     $12,300,000         $12,361,426
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                      3,572,000           3,861,196
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                      3,073,000           3,354,084
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                      2,976,000           3,435,265
----------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                              8,896,000           8,702,147
----------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                          8,755,000           9,014,612
----------------------------------------------------------------------------------------------
                                                                                   $40,728,730
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                          $14,906,000         $14,809,782
----------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                   8,279,000           8,900,132
----------------------------------------------------------------------------------------------
                                                                                   $23,709,914
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                  $3,975,000          $4,360,980
----------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                    9,061,000           9,952,032
----------------------------------------------------------------------------------------------
                                                                                   $14,313,012
----------------------------------------------------------------------------------------------
Insurance - 0.5%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.6%, 2005##               $10,863,000         $10,951,968
----------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009             9,589,000           9,968,331
----------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                        8,745,000           9,555,522
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                          10,563,000          10,087,422
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                           4,071,000           4,030,713
----------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                           7,538,000           7,992,413
----------------------------------------------------------------------------------------------
                                                                                   $52,586,369
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                          $6,030,000          $6,122,307
----------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                       1,490,000           1,492,828
----------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                  3,800,000           3,920,912
----------------------------------------------------------------------------------------------
                                                                                   $11,536,047
----------------------------------------------------------------------------------------------

International Market Quasi-Sovereign - 0.3%
----------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                       $16,520,000         $17,864,992
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                    19,905,000          19,914,793
----------------------------------------------------------------------------------------------
                                                                                   $37,779,785
----------------------------------------------------------------------------------------------
International Market Sovereign - 0.1%
----------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                $14,395,000         $14,448,693
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
----------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                          $1,950,000          $2,192,941
----------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                           7,564,000           7,851,099
----------------------------------------------------------------------------------------------
                                                                                   $10,044,040
----------------------------------------------------------------------------------------------
Mortgage Backed - 13.8%
----------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                       $16,001,000         $16,535,493
----------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                          1,700,670           1,811,273
----------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                         1,216,173           1,203,447
----------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                          1,071,754           1,013,563
----------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                         4,228,648           4,005,338
----------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                          2,657,281           2,604,278
----------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                         9,631,175           9,388,097
----------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                         5,687,985           5,661,308
----------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                        16,513,194          16,384,185
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                    212,024,071         217,476,979
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                  515,356,021         518,326,745
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                     94,756,346          94,469,708
----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2020                                   85,971,555          84,210,266
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                   83,817,413          87,148,427
----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                    2,917,874           3,123,211
----------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2015 - 2035                                  32,026,177          33,238,764
----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2034                                   111,465,195         110,407,593
----------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019                                         18,877,912          18,518,868
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                 110,507,319         111,228,303
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2019 - 2035                                   102,654,686         105,399,119
----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                      654,210             703,023
----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                   13,470,534          14,083,445
----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                     53,938,064          55,418,880
----------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2034                                   69,129,886          69,848,365
----------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                            11,709,615          11,564,381
----------------------------------------------------------------------------------------------
Ginnie Mae TBA, 4.5%, 2035                                       6,001,000           5,749,192
----------------------------------------------------------------------------------------------
                                                                                $1,599,522,251
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                $4,465,000          $5,175,658
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                    8,013,000           8,693,248
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                    4,181,000           5,024,299
----------------------------------------------------------------------------------------------
                                                                                   $18,893,205
----------------------------------------------------------------------------------------------
Oil Services - 0.1%
----------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                     $6,067,000          $6,241,936
----------------------------------------------------------------------------------------------

Pharmaceuticals - 0.1%
----------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                              $6,688,000          $6,798,479
----------------------------------------------------------------------------------------------

Pollution Control - 0.1%
----------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                              $5,296,000          $5,919,254
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                             7,332,000           8,171,133
----------------------------------------------------------------------------------------------
                                                                                   $14,090,387
----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
----------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                          $3,864,000          $4,216,837
----------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                2,772,000           2,946,689
----------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                2,682,000           2,711,625
----------------------------------------------------------------------------------------------
                                                                                    $9,875,151
----------------------------------------------------------------------------------------------
Real Estate - 0.4%
----------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                               $2,006,000          $1,932,607
----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                    10,663,000          11,385,941
----------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.1%, 2010                                   4,805,000           5,457,740
----------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                               6,488,000           6,855,805
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                     1,750,000           1,853,514
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                              15,542,000          15,928,545
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                1,790,000           1,750,824
----------------------------------------------------------------------------------------------
                                                                                   $45,164,976
----------------------------------------------------------------------------------------------
Restaurants - 0%
----------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                $4,523,000          $5,419,332
----------------------------------------------------------------------------------------------

Retailers - 0.3%
----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                            $28,540,000         $31,091,590
----------------------------------------------------------------------------------------------

Supermarkets - 0.1%
----------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                         $9,469,000         $10,319,487
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.2%
----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                       $3,877,000          $3,997,373
----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                        4,462,000           5,886,766
----------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                3,924,000           4,223,127
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                               6,121,000           6,553,088
----------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                         625,000             636,716
----------------------------------------------------------------------------------------------
                                                                                   $21,297,070
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.7%
----------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                    $8,131,000          $8,700,455
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030         8,605,000          11,254,058
----------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                 4,502,000           5,151,350
----------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                            7,734,000           7,953,445
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                             7,034,000           6,855,906
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                            4,121,000           4,128,628
----------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                              4,186,000           4,135,596
----------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                               5,603,000           5,425,564
----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006             5,862,000           6,002,952
----------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                            19,974,000          21,771,920
----------------------------------------------------------------------------------------------
                                                                                   $81,379,874
----------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
----------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                        $18,174,000         $18,032,370
----------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                            14,225,000          13,958,011
----------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                        104,292,000         106,738,795
----------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                 54,063,000          59,078,419
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                            25,300,000          27,086,534
----------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                        13,963,000          13,669,456
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                             18,095,000          17,960,934
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.75%, 2006                             57,110,000          56,896,751
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                               7,020,000           6,964,661
----------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                        9,598,000           9,434,393
----------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2009                                       12,017,000          11,828,706
----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                       83,650,000          84,002,836
----------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                           57,261              60,567
----------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                       2,506,366           2,414,245
----------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                       6,262,269           6,169,507
----------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                      10,072,842          10,149,450
----------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                       6,017,648           6,164,396
----------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                       8,414,693           8,378,378
----------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                       6,952,000           6,889,276
----------------------------------------------------------------------------------------------
                                                                                  $465,877,685
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 8.3%
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                              $8,317,000          $9,635,378
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                               159,258,000         185,429,823
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                               38,026,000          41,443,891
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005                                117,900,000         118,771,610
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                75,000,000          75,354,525
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875%, 2005                               11,089,000          11,266,601
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                9,757,000          10,112,594
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                  103,704,000         108,087,153
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                               22,825,000          23,080,001
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008 - 2014                        189,745,000         194,236,020
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009 - 2015                            37,484,000          36,163,672
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                 28,639,000          27,862,625
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010 - 2014                         43,790,145          49,284,209
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                   52,217,240          57,469,720
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                               12,085,000          11,665,324
----------------------------------------------------------------------------------------------
                                                                                  $959,863,146
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
----------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                     $6,952,000          $7,692,319
----------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                     6,517,000           7,731,554
----------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                          13,327,000          14,661,206
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                   7,567,000           7,983,526
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                      5,589,000           5,391,915
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                    2,667,000           2,769,770
----------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                           12,485,000          14,082,656
----------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                         14,960,000          15,573,569
----------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                 2,573,394           2,650,828
----------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                           11,145,000          12,616,084
----------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                      3,855,000           4,266,560
----------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                     5,075,000           6,739,133
----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                           6,990,000           6,804,024
----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                    5,370,905           5,245,924
----------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                         5,592,000           6,119,756
----------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                   7,119,884           7,691,112
----------------------------------------------------------------------------------------------
                                                                                  $128,019,936
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $4,470,429,183)                                   $4,481,171,638
----------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.0%
----------------------------------------------------------------------------------------------
ISSUER                                                              SHARES             $ VALUE
----------------------------------------------------------------------------------------------
Automotive - 0.1%
----------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%^                             100,000          $4,534,000
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 0.3%
----------------------------------------------------------------------------------------------
Capital One Financial Corp., 6.25%^                                 31,000          $1,567,360
----------------------------------------------------------------------------------------------
Conseco, Inc., 5.5%                                                300,000           7,950,000
----------------------------------------------------------------------------------------------
Fannie Mae, 5.375%^                                                     97           9,118,000
----------------------------------------------------------------------------------------------
Sovereign Capital Trust IV, 4.375%                                 200,000           9,300,000
----------------------------------------------------------------------------------------------
State Street Corp., 6.75%                                           20,000           3,980,000
----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.375%                                    100,000           5,215,000
----------------------------------------------------------------------------------------------
                                                                                   $37,130,360
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0%
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25%^                              95,000          $2,508,000
----------------------------------------------------------------------------------------------

Chemicals - 0%
----------------------------------------------------------------------------------------------
Celanese Corp., 4.25%                                                9,100            $252,525
----------------------------------------------------------------------------------------------

Consumer Goods & Services - 0%
----------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25%                                     80,400          $3,698,400
----------------------------------------------------------------------------------------------

Containers - 0.1%
----------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75%^                                       150,000          $6,232,500
----------------------------------------------------------------------------------------------

Insurance - 0.3%
----------------------------------------------------------------------------------------------
Chubb Corp., 7%                                                    300,000          $8,895,000
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 6%^                       150,000           9,495,000
----------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.5%^                           300,000           6,636,000
----------------------------------------------------------------------------------------------
XL Capital Ltd., 6.5%                                              172,000           4,119,400
----------------------------------------------------------------------------------------------
                                                                                   $29,145,400
----------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
----------------------------------------------------------------------------------------------
Baxter International, Inc., 7%^                                    200,000         $10,770,000
----------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0%
----------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 5%##                                             2,100            $406,875
----------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                 50,800           1,679,448
----------------------------------------------------------------------------------------------
                                                                                    $2,086,323
----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
----------------------------------------------------------------------------------------------
Schering - Plough Corp., 6%                                        100,000          $5,030,000
----------------------------------------------------------------------------------------------

Pollution Control - 0%
----------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 6.25%                                 8,200          $1,947,500
----------------------------------------------------------------------------------------------

Precious Metals & Minerals - 0%
----------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.5%##                         3,000          $2,951,250
----------------------------------------------------------------------------------------------

Printing & Publishing - 0%
----------------------------------------------------------------------------------------------
Tribune Co., 2%                                                     50,000          $4,468,750
----------------------------------------------------------------------------------------------

Specialty Stores - 0%
----------------------------------------------------------------------------------------------
Toys "R" Us, Inc., 6.25%^                                           60,000          $3,693,000
----------------------------------------------------------------------------------------------

Utilities - Electric Power - 0%
----------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                          17,000            $847,620
----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $110,802,460)                                                   $115,295,628
----------------------------------------------------------------------------------------------

Convertible Bonds - 1.3%
----------------------------------------------------------------------------------------------
ISSUER                                                          PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 0%
----------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 3%, 2024                             $1,000,000          $1,145,000
----------------------------------------------------------------------------------------------

Automotive - 0%
----------------------------------------------------------------------------------------------
SPX Corp., 0%, 2021                                             $3,000,000          $1,923,750
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 0.1%
----------------------------------------------------------------------------------------------
GATX Corp., 7.5%, 2007                                          $2,000,000          $2,342,500
----------------------------------------------------------------------------------------------
Navistar International Corp., 4.75%, 2009                        1,500,000           1,496,250
----------------------------------------------------------------------------------------------
Providian Financial Corp., 2.75%, 2016                           3,000,000           3,566,250
----------------------------------------------------------------------------------------------
                                                                                    $7,405,000
----------------------------------------------------------------------------------------------
Biotechnology - 0%
----------------------------------------------------------------------------------------------
Genzyme Corp., 1.25%, 2023                                      $5,000,000          $5,075,000
----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.1%
----------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                      $2,000,000          $1,982,500
----------------------------------------------------------------------------------------------
Interpublic Group Cos., Inc., 4.5%, 2023                         2,970,000           3,653,100
----------------------------------------------------------------------------------------------
LIN TV Corp., 2.5%, 2033##                                       2,000,000           1,822,500
----------------------------------------------------------------------------------------------
                                                                                    $7,458,100
----------------------------------------------------------------------------------------------
Business Services - 0%
----------------------------------------------------------------------------------------------
Grey Global Group, Inc., 5%, 2033##                             $2,000,000          $2,527,500
----------------------------------------------------------------------------------------------

Computer Software - 0%
----------------------------------------------------------------------------------------------
VERITAS Software Corp., 0.25%, 2013                             $2,000,000          $1,927,500
----------------------------------------------------------------------------------------------

Computer Software - Systems - 0%
----------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.5%, 2024##                                $1,000,000          $1,062,500
----------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.75%, 2024##                                1,000,000           1,076,250
----------------------------------------------------------------------------------------------
                                                                                    $2,138,750
----------------------------------------------------------------------------------------------
Conglomerates - 0%
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 3.125%, 2023                     $3,000,000          $4,747,500
----------------------------------------------------------------------------------------------

Containers - 0%
----------------------------------------------------------------------------------------------
Sealed Air Corp., 3%, 2033##                                    $3,500,000          $3,508,750
----------------------------------------------------------------------------------------------

Electronics - 0.2%
----------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5%, 2009                                 $2,000,000          $2,047,500
----------------------------------------------------------------------------------------------
Agilent Technologies, Inc., 3%, 2021                             8,200,000           8,056,500
----------------------------------------------------------------------------------------------
ASM International N.V., 5%, 2005##                               2,000,000           2,215,000
----------------------------------------------------------------------------------------------
Atmel Corp., 0%, 2021                                            7,000,000           3,228,750
----------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 5%, 2008                          1,500,000           1,515,000
----------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2006                                        1,496,000           1,475,430
----------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2010                                        3,000,000           2,692,500
----------------------------------------------------------------------------------------------
                                                                                   $21,230,680
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
----------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023^                             $13,000,000         $15,047,500
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 0%, 2021                           5,000,000           3,531,250
----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 3.5%, 2023            2,830,000           3,533,963
----------------------------------------------------------------------------------------------
                                                                                   $22,112,713
----------------------------------------------------------------------------------------------
Insurance - 0.1%
----------------------------------------------------------------------------------------------
Ohio Casualty Corp., 5%, 2022                                   $3,000,000          $3,060,000
----------------------------------------------------------------------------------------------
PMI Group, Inc., 2.5%, 2021^                                     2,000,000           2,052,500
----------------------------------------------------------------------------------------------
                                                                                    $5,112,500
----------------------------------------------------------------------------------------------
Machinery & Tools - 0%
----------------------------------------------------------------------------------------------
Navistar International Corp., 2.5%, 2007                        $2,000,000          $2,427,500
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
----------------------------------------------------------------------------------------------
Community Health Systems, Inc., 4.25%, 2008                     $5,000,000          $5,493,750
----------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc., 5.25%, 2009                         1,900,000           2,629,125
----------------------------------------------------------------------------------------------
                                                                                    $8,122,875
----------------------------------------------------------------------------------------------
Medical Equipment - 0%
----------------------------------------------------------------------------------------------
Invitrogen Corp., 1.5%, 2024                                    $3,000,000          $2,685,000
----------------------------------------------------------------------------------------------

Oil Services - 0.1%
----------------------------------------------------------------------------------------------
Halliburton Co., 3.125%, 2023                                   $3,000,000          $3,870,000
----------------------------------------------------------------------------------------------
Pride International, Inc., 3.25%, 2033                           3,000,000           3,528,750
----------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                     2,000,000           1,990,000
----------------------------------------------------------------------------------------------
                                                                                    $9,388,750
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0%
----------------------------------------------------------------------------------------------
Solectron Corp., 0.5%, 2034                                     $1,260,000            $908,775
----------------------------------------------------------------------------------------------

Pharmaceuticals - 0.1%
----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.5%, 2032                        $4,000,000          $4,585,000
----------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75%, 2023                        4,000,000           3,800,000
----------------------------------------------------------------------------------------------
                                                                                    $8,385,000
----------------------------------------------------------------------------------------------
Real Estate - 0.1%
----------------------------------------------------------------------------------------------
Host Marriott Corp., 3.25%, 2024##                              $5,800,000          $6,322,000
----------------------------------------------------------------------------------------------

Specialty Stores - 0%
----------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75%, 2012##                           $2,000,000          $2,100,000
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0%
----------------------------------------------------------------------------------------------
McDATA Corp., 2.25%, 2010                                       $2,000,000          $1,700,000
----------------------------------------------------------------------------------------------

Telephone Services - 0.1%
----------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012                                  $2,800,000          $3,038,000
----------------------------------------------------------------------------------------------
CenturyTel, Inc., 4.75%, 2032                                    5,000,000           5,312,500
----------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 5.25%, 2011##                      4,000,000           2,860,000
----------------------------------------------------------------------------------------------
                                                                                   $11,210,500
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
----------------------------------------------------------------------------------------------
Calpine Corp., 6%, 2014                                         $3,690,000          $3,113,438
----------------------------------------------------------------------------------------------
Calpine Corp., 4.75%, 2023                                       6,000,000           4,065,000
----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5%, 2010##                              1,190,000           1,658,563
----------------------------------------------------------------------------------------------
                                                                                    $8,837,001
----------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $143,001,276)                           $148,400,144
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.4%
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.91%, dated 3/31/05, due 4/01/05, total to be received
$30,756,928 (secured by various U.S. Treasury and Federal Agency obligations in
a jointly traded account), at Cost                             $30,754,442         $30,754,442
----------------------------------------------------------------------------------------------
ISSUER                                                              SHARES             $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                599,673,549         599,673,549
----------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                            $630,427,991
----------------------------------------------------------------------------------------------

Short Term Obligations - 1.0%<
----------------------------------------------------------------------------------------------
ISSUER                                                          PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------
Barton Capital Corp., 2.81%, due 5/04/05                        $2,536,000          $2,529,468
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.46%, due 4/05/05                       1,000,000             999,726
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.84%, due 4/01/05             111,649,000         111,649,000
----------------------------------------------------------------------------------------------
New Center Asset Trust, 2.63%, due 4/12/05                         250,000             249,799
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 2.63%, due 4/01/05            786,000             786,000
----------------------------------------------------------------------------------------------
Total Short Term Obligations, at Amortized Cost                                   $116,213,993
----------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $10,995,115,909)                        $12,163,624,814
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.0)%                                           (584,473,122)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $11,579,151,692
----------------------------------------------------------------------------------------------
  *  Non-income producing security.
  ^  All or a portion of this security is on loan.
 ##  SEC Rule 144A restriction.
ADR  = American Depository Receipts
 ^^  Interest only security for which the fund receives interest on notional principal (Par amount).
     Par amount shown is the notional principal and does not reflect the cost of the security.
(+)  As of March 31, 2005, the fund had 2 securities representing $2,779,986 and 0.02% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 3/31/05

ASSETS

Investments, at value, including $613,832,120 of
securities on loan (identified cost, $10,995,115,909)      $12,163,624,814
---------------------------------------------------------------------------------------------------
Cash                                                                   538
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                119,074,033
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                 25,164,228
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                               57,754,518
---------------------------------------------------------------------------------------------------
Other assets                                                       129,912
---------------------------------------------------------------------------------------------------
Total assets                                                                        $12,365,748,043
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                           $2,876,981
---------------------------------------------------------------------------------------------------
Payable for investments purchased                              121,797,350
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                              27,929,661
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     630,427,991
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                   295,300
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                    1,591,521
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                     186,491
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 1,008
---------------------------------------------------------------------------------------------------
  Program manager fee                                                  105
---------------------------------------------------------------------------------------------------
  Administrative service fee                                            56
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                           1,489,887
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $786,596,351
---------------------------------------------------------------------------------------------------
Net assets                                                                          $11,579,151,692
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                            $10,277,712,936
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                   1,168,507,368
---------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                  143,561,833
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                              (10,630,445)
---------------------------------------------------------------------------------------------------
Net assets                                                                          $11,579,151,692
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               733,640,304
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                $6,938,694,709
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           439,813,200
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.78
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$15.78)                                                $16.57
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                $2,797,368,464
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           177,350,072
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.77
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                $1,551,008,324
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            97,965,589
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.83
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $186,742,834
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            11,838,523
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.77
---------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                   $80,359,952
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             5,091,026
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.78
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                       $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,171
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.77
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                       $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,171
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.77
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                    $9,103,842
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               575,586
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.82
---------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                       $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,168
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.78
---------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                       $50,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,168
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $15.78
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                    $8,632,553
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               548,082
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.75
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$15.75)                                                $16.54
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                    $3,748,031
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               237,612
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.77
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                    $3,292,983
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               207,936
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.84
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." In addition, on March 31, 2005, the fund established the following new Class R1 and Class R2 shares and Class R4 and R5 shares, which were available for sale to the public on April 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS  (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/05

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Interest                                                      $107,423,179
--------------------------------------------------------------------------------------------------
  Dividends                                                       83,881,691
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (637,440)
--------------------------------------------------------------------------------------------------
Total investment income                                                               $190,667,430
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                 $19,487,314
--------------------------------------------------------------------------------------------------
  Trustees" compensation                                              71,411
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      7,559,512
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          11,736,675
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          14,125,309
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           7,385,530
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                             158,226
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                             13,250
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                           12,642
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                           16,283
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                           14,337
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     9,030
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                     4,071
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                     3,584
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                6,625
--------------------------------------------------------------------------------------------------
  Administrative fee                                                 144,946
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      863,223
--------------------------------------------------------------------------------------------------
  Printing                                                           116,730
--------------------------------------------------------------------------------------------------
  Postage                                                            309,725
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       34,136
--------------------------------------------------------------------------------------------------
  Legal fees                                                         131,836
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                    2,243,934
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $64,448,329
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (196,471)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (25,322)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $64,226,536
--------------------------------------------------------------------------------------------------
Net investment income                                                                 $126,440,894
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                       $311,174,778
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       28,065
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                 $311,202,843
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                   $219,287,828
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                           (29,750)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                  $219,258,078
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $530,460,921
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $656,901,815
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                                3/31/05                     9/30/04
                                                            (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                      $126,440,894                $227,776,158
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                       311,202,843                 580,249,381
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                219,258,078                 343,050,365
--------------------------------------------------------  -------------                   ---------
Change in net assets from operations                       $656,901,815              $1,151,075,904
--------------------------------------------------------  -------------                   ---------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                  $(90,462,245)              $(152,938,433)
---------------------------------------------------------------------------------------------------
  Class B                                                   (28,772,569)                (49,981,974)
---------------------------------------------------------------------------------------------------
  Class C                                                   (15,033,836)                (23,358,085)
---------------------------------------------------------------------------------------------------
  Class I                                                    (2,863,028)                 (8,345,885)
---------------------------------------------------------------------------------------------------
  Class R                                                      (806,548)                   (766,938)
---------------------------------------------------------------------------------------------------
  Class R3                                                      (60,755)                    (27,576)
---------------------------------------------------------------------------------------------------
  Class 529A                                                    (88,333)                    (94,661)
---------------------------------------------------------------------------------------------------
  Class 529B                                                    (29,210)                    (30,343)
---------------------------------------------------------------------------------------------------
  Class 529C                                                    (25,679)                    (28,661)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
---------------------------------------------------------------------------------------------------
  Class A                                                  (162,065,076)                         --
---------------------------------------------------------------------------------------------------
  Class B                                                   (69,179,952)                         --
---------------------------------------------------------------------------------------------------
  Class C                                                   (35,413,995)                         --
---------------------------------------------------------------------------------------------------
  Class I                                                    (4,629,004)                         --
---------------------------------------------------------------------------------------------------
  Class R                                                    (1,316,743)                         --
---------------------------------------------------------------------------------------------------
  Class R3                                                     (106,393)                         --
---------------------------------------------------------------------------------------------------
  Class 529A                                                   (155,594)                         --
---------------------------------------------------------------------------------------------------
  Class 529B                                                    (74,651)                         --
---------------------------------------------------------------------------------------------------
  Class 529C                                                    (66,161)                         --
--------------------------------------------------------  -------------                   ---------
Total distributions declared to shareholders              $(411,149,772)              $(235,572,556)
--------------------------------------------------------  -------------                   ---------
Change in net assets from fund share transactions          $566,079,789                $(59,349,256)
--------------------------------------------------------  -------------                   ---------
Redemption fees                                                 $11,645                      $5,390
--------------------------------------------------------  -------------                   ---------
Total change in net assets                                 $811,843,477                $856,159,482
--------------------------------------------------------  -------------                   ---------

Statements of Changes in Net Assets - continued

                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                                3/31/05                     9/30/04
                                                            (UNAUDITED)

NET ASSETS

At beginning of period                                  $10,767,308,215              $9,911,148,733
---------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$10,630,455 and accumulated undistributed net
investment income of $1,070,864, respectively)          $11,579,151,692             $10,767,308,215
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS A                                    3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning of period        $15.43          $14.13          $12.78         $14.17         $15.19         $14.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                   $0.20           $0.36           $0.33          $0.40          $0.46          $0.48
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                            0.75            1.31            1.40          (1.01)         (0.45)          1.55
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total from investment operations             $0.95           $1.67           $1.73         $(0.61)         $0.01          $2.03
-----------------------------------------   ------          ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.21)         $(0.37)         $(0.38)        $(0.43)        $(0.47)        $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign
  currency transactions                      (0.39)             --              --          (0.35)         (0.55)         (0.94)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --              --              --             --          (0.01)            --
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total distributions declared
to shareholders                             $(0.60)         $(0.37)         $(0.38)        $(0.78)        $(1.03)        $(1.41)
-----------------------------------------   ------          ------          ------         ------         ------         ------
Redemption fees added to
paid-in capital#                               $--+++          $--+++          $--            $--            $--            $--
-----------------------------------------   ------          ------          ------         ------         ------         ------
Net asset value, end of period              $15.78          $15.43          $14.13         $12.78         $14.17         $15.19
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total return (%)(+)&                          6.23++         11.89^^         13.70          (4.76)         (0.10)         15.06
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS A (CONTINUED)                        3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    0.90+           0.89            0.90           0.92           0.88           0.90
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.48+           2.37            2.45           2.84           3.09           3.36
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              29              65              71             86             97            112
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                           $6,939          $6,382          $5,703         $4,540         $4,121         $3,570
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                        $0.20           $0.36             $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    0.90+           0.89              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         2.48+           2.37              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
     +  Annualized.
    ++  Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and decrease the ratio of net investment income to average net assets by
       0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS B                                    3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $15.42          $14.12          $12.78         $14.17         $15.18         $14.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                   $0.15           $0.26           $0.24          $0.31          $0.37          $0.39
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                            0.75            1.31            1.39          (1.01)         (0.45)          1.54
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total from investment operations             $0.90           $1.57           $1.63         $(0.70)        $(0.08)         $1.93
-----------------------------------------   ------          ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.16)         $(0.27)         $(0.29)        $(0.34)        $(0.37)        $(0.38)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign
  currency transactions                      (0.39)             --              --          (0.35)         (0.55)         (0.94)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --              --              --             --          (0.01)            --
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total distributions declared
to shareholders                             $(0.55)         $(0.27)         $(0.29)        $(0.69)        $(0.93)        $(1.32)
-----------------------------------------   ------          ------          ------         ------         ------         ------
Redemption fees added to
paid-in capital#                               $--+++          $--+++          $--            $--            $--            $--
-----------------------------------------   ------          ------          ------         ------         ------         ------
Net asset value, end of period              $15.77          $15.42          $14.12         $12.78         $14.17         $15.18
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total return (%)&                             5.89++         11.18^^         12.90          (5.38)         (0.67)         14.24
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS B (CONTINUED)                        3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.55+           1.54            1.54           1.57           1.53           1.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   1.84+           1.73            1.81           2.18           2.46           2.71
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              29              65              71             86             97            112
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                           $2,797          $2,762          $2,659         $2,321         $2,226         $2,014
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                        $0.15           $0.26             $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.55+           1.54              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.84+           1.73              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and decrease the ratio of net investment income to average net assets by
       0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS C                                    3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $15.48          $14.18          $12.82         $14.22         $15.23         $14.61
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                   $0.14           $0.26           $0.24          $0.31          $0.37          $0.39
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                            0.76            1.31            1.41          (1.02)         (0.45)          1.55
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total from investment operations             $0.90           $1.57           $1.65         $(0.71)        $(0.08)         $1.94
-----------------------------------------   ------          ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.16)         $(0.27)         $(0.29)        $(0.34)        $(0.37)        $(0.38)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign
  currency transactions                      (0.39)             --              --          (0.35)         (0.55)         (0.94)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --              --              --             --          (0.01)            --
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total distributions declared
to shareholders                             $(0.55)         $(0.27)         $(0.29)        $(0.69)        $(0.93)        $(1.32)
-----------------------------------------   ------          ------          ------         ------         ------         ------
Redemption fees added to
paid-in capital#                               $--+++          $--+++          $--            $--            $--            $--
-----------------------------------------   ------          ------          ------         ------         ------         ------
Net asset value, end of period              $15.83          $15.48          $14.18         $12.82         $14.22         $15.23
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total return (%)&                             5.87++         11.14^^         13.03          (5.43)         (0.68)         14.27
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS C (CONTINUED)                        3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.55+           1.53            1.54           1.57           1.53           1.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   1.83+           1.71            1.79           2.19           2.45           2.70
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              29              65              71             86             97            112
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                           $1,551          $1,381          $1,151           $887           $702           $497
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                        $0.14           $0.26             $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.55+           1.53              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         1.83+           1.71              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and decrease the ratio of net investment income to average net assets by
       0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS I                                    3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                   $15.42          $14.12          $12.77         $14.17         $15.19         $14.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                   $0.22           $0.43           $0.37          $0.46          $0.53          $0.53
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                            0.76            1.29            1.40          (1.03)         (0.47)          1.55
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total from investment operations             $0.98           $1.72           $1.77         $(0.57)         $0.06          $2.08
-----------------------------------------   ------          ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.24)         $(0.42)         $(0.42)        $(0.48)        $(0.51)        $(0.52)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign
  currency transactions                      (0.39)             --              --          (0.35)         (0.55)         (0.94)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --              --              --             --          (0.02)            --
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total distributions declared
to shareholders                             $(0.63)         $(0.42)         $(0.42)        $(0.83)        $(1.08)        $(1.46)
-----------------------------------------   ------          ------          ------         ------         ------         ------
Redemption fees added to
paid-in capital#                               $--+++          $--+++          $--            $--            $--            $--
-----------------------------------------   ------          ------          ------         ------         ------         ------
Net asset value, end of period              $15.77          $15.42          $14.12         $12.77         $14.17         $15.19
-----------------------------------------   ------          ------          ------         ------         ------         ------
Total return (%)&                             6.42++         12.28^^         14.10          (4.50)          0.25          15.46
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 9/30
                                             ENDED       ----------------------------------------------------------------------
CLASS I (CONTINUED)                        3/31/05            2004            2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    0.55+           0.55            0.55           0.57           0.53           0.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.84+           2.78            2.79           3.20           3.43           3.71
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              29              65              71             86             97            112
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                             $187            $182            $378           $270           $207            $51
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                        $0.22           $0.43             $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    0.55+           0.55              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                         2.84+           2.78              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
      + Annualized.
     ++ Not annualized.
    +++ Per share amount was less than $0.01.
      # Per share data are based on average shares outstanding.
     ## Ratios do not reflect reductions from fees paid indirectly.
      & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 (S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
        Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.10%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
     ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R** (FORMERLY CLASS R1)                             3/31/05               9/30/04                9/30/03*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $15.43                $14.13                 $13.27
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.18                 $0.33                  $0.19
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       0.76                  1.32                   0.93
-------------------------------------------------------    ------                ------                 ------
Total from investment operations                            $0.94                 $1.65                  $1.12
-------------------------------------------------------    ------                ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.20)               $(0.35)                $(0.26)
--------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     (0.39)                   --                     --
-------------------------------------------------------    ------                ------                 ------
Total distributions declared to shareholders               $(0.59)               $(0.35)                $(0.26)
-------------------------------------------------------    ------                ------                 ------
Redemption fees added to paid-in capital#                     $--+++                $--+++                 $--
-------------------------------------------------------    ------                ------                 ------
Net asset value, end of period                             $15.78                $15.43                 $14.13
-------------------------------------------------------    ------                ------                 ------
Total return (%)&                                            6.15++               11.72^^                 8.57++
--------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R** (FORMERLY CLASS R1) (CONTINUED)                 3/31/05               9/30/04                9/30/03*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.05+                 1.03                   1.07+
--------------------------------------------------------------------------------------------------------------
Net investment income                                        2.30+                 2.16                   1.81+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             29                    65                     71
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $80,360               $45,458                $16,090
--------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.18                 $0.33                    $--
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.05+                 1.03                     --
--------------------------------------------------------------------------------------------------------------
Net investment income                                        2.30+                 2.16                     --
--------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through September 30, 2003.
 ** Effective April 1, 2005, Class R1 shares have been renamed Class R.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3** (FORMERLY CLASS R2)                                         3/31/05                9/30/04*
                                                                     (UNAUDITED)

Net asset value, beginning of period                                    $15.46                 $14.38###
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.15                  $0.27
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                        0.78                   1.09
---------------------------------------------------------------------   ------                 ------
Total from investment operations                                         $0.93                  $1.36
---------------------------------------------------------------------   ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.18)                $(0.28)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                  (0.39)                    --
---------------------------------------------------------------------   ------                 ------
Total distributions declared to shareholders                            $(0.57)                $(0.28)
---------------------------------------------------------------------   ------                 ------
Redemption fees added to paid-in capital#                                  $--+++                 $--+++
---------------------------------------------------------------------   ------                 ------
Net asset value, end of period                                          $15.82                 $15.46
---------------------------------------------------------------------   ------                 ------
Total return (%)&                                                         6.08++                 9.53++^^ ###
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3** (FORMERLY CLASS R2) (CONTINUED)                             3/31/05                9/30/04*
                                                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.30+                  1.26+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     2.03+                  1.53+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                          29                     65
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $9,104                 $3,894
-----------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.15                  $0.23
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                1.30+                  1.26+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     2.03+                  1.53+
-----------------------------------------------------------------------------------------------------
  * For the period from inception of Class R3 shares, October 31, 2003, through September 30, 2004.
 ** Effective April 1, 2005, Class R2 shares have been renamed Class R3.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $14.42 and 9.23%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529A                                          3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $15.40             $14.10             $12.78                 $13.20###
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                            $0.17              $0.31              $0.27                  $0.14
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     0.76               1.32               1.39                  (0.49)
--------------------------------------------------   ------             ------             ------                 ------
Total from investment operations                      $0.93              $1.63              $1.66                 $(0.35)
--------------------------------------------------   ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.19)            $(0.33)            $(0.34)                $(0.07)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.39)                --                 --                     --
--------------------------------------------------   ------             ------             ------                 ------
Total distributions declared to shareholders         $(0.58)            $(0.33)            $(0.34)                $(0.07)
--------------------------------------------------   ------             ------             ------                 ------
Redemption fees added to paid-in capital#               $--+++             $--+++             $--                    $--
--------------------------------------------------   ------             ------             ------                 ------
Net asset value, end of period                       $15.75             $15.40             $14.10                 $12.78
--------------------------------------------------   ------             ------             ------                 ------
Total return (%)(+)&                                   6.11++            11.63^^            13.19                  (2.70)++###
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                        PERIOD
                                                      ENDED         -----------------------------                  ENDED
CLASS 529A (CONTINUED)                              3/31/05               2004               2003                9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.15+              1.13               1.16                   1.17+
------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            2.20+              2.08               1.97                   2.45+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       29                 65                 71                     86
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $8,633             $5,600             $2,601                    $50
------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                 $0.17              $0.31                $--                    $--
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.15+              1.13                 --                     --
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  2.20+              2.08                 --                     --
------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### The net asset value and total return previously reported as $13.30 and (3.43)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share and decrease net realized and unrealized losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.11%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
 ^^    The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                      PERIOD
                                                      ENDED         -----------------------------                ENDED
CLASS 529B                                          3/31/05               2004               2003              9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $15.42             $14.12             $12.78               $13.20###
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                            $0.12              $0.22              $0.17                $0.13
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     0.76               1.31               1.43                (0.50)
---------------------------------------------------  ------             ------             ------               ------
Total from investment operations                      $0.88              $1.53              $1.60               $(0.37)
---------------------------------------------------  ------             ------             ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.14)            $(0.23)            $(0.26)              $(0.05)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.39)                --                 --                   --
---------------------------------------------------  ------             ------             ------               ------
Total distributions declared to shareholders         $(0.53)            $(0.23)            $(0.26)              $(0.05)
---------------------------------------------------  ------             ------             ------               ------
Redemption fees added to paid-in capital#               $--+++             $--+++             $--                  $--
---------------------------------------------------  ------             ------             ------               ------
Net asset value, end of period                       $15.77             $15.42             $14.12               $12.78
---------------------------------------------------  ------             ------             ------               ------
Total return (%)&                                      5.76++            10.91^^            12.63                (2.80)++###
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                      PERIOD
                                                      ENDED         -----------------------------                ENDED
CLASS 529B (CONTINUED)                              3/31/05               2004               2003              9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.80+              1.78               1.80                 1.82+
----------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            1.58+              1.47               1.33                 1.75+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       29                 65                 71                   86
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $3,748             $2,676             $1,064                  $75
----------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                 $0.12              $0.22                $--                  $--
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.80+              1.78                 --                   --
----------------------------------------------------------------------------------------------------------------------
Net investment income                                  1.58+              1.47                 --                   --
----------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### The net asset value and total return previously reported as $13.30 and (3.53)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share and decrease net realized and unrealized losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.11%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                      PERIOD
                                                      ENDED         -----------------------------                ENDED
CLASS 529C                                          3/31/05               2004               2003              9/30/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $15.48             $14.18             $12.83               $13.25###
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                            $0.12              $0.22              $0.19                $0.13
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     0.77               1.31               1.42                (0.50)
--------------------------------------------------   ------             ------             ------               ------
Total from investment operations                      $0.89              $1.53              $1.61               $(0.37)
--------------------------------------------------   ------             ------             ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.14)            $(0.23)            $(0.26)              $(0.05)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.39)                --                 --                   --
--------------------------------------------------   ------             ------             ------               ------
Total distributions declared to shareholders         $(0.53)            $(0.23)            $(0.26)              $(0.05)
--------------------------------------------------   ------             ------             ------               ------
Redemption fees added to paid-in capital#               $--+++             $--+++             $--                  $--
--------------------------------------------------   ------             ------             ------               ------
Net asset value, end of period                       $15.84             $15.48             $14.18               $12.83
--------------------------------------------------   ------             ------             ------               ------
Total return (%)&                                      5.80++            10.87^^            12.67                (2.79)++###
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS               YEARS ENDED 9/30                      PERIOD
                                                      ENDED         -----------------------------                ENDED
CLASS 529C (CONTINUED)                              3/31/05               2004               2003              9/30/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.80+              1.78               1.80                 1.82+
----------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            1.58+              1.45               1.36                 1.75+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       29                 65                 71                   86
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $3,293             $2,475             $1,066                  $65
----------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                 $0.12              $0.22                $--                  $--
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.80+              1.78                 --                   --
----------------------------------------------------------------------------------------------------------------------
Net investment income                                  1.58+              1.45                 --                   --
----------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### The net asset value and total return previously reported as $13.35 and (3.52)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S)(S) As required, effective October 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share and decrease net realized and unrealized losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.11%. Per share, ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $73,881 of Deferred Trustees" Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2005, the fund's custodian fees were reduced by $164,643 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2005, the fund's miscellaneous expenses were reduced by $31,828 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                   9/30/04            9/30/03

Distributions declared from:
  Ordinary income                             $235,572,556       $228,559,157
-------------------------------------------------------------------------------

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $ 21,271,065
          ----------------------------------------------------------
          Undistributed long-term capital gain           233,631,495
          ----------------------------------------------------------
          Undistributed appreciation {depreciation}      821,167,763
          ----------------------------------------------------------
          Other temporary differences                    (20,383,610)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $6.3 billion of average net assets                     0.35%
      ------------------------------------------------------------------
      Average net assets in excess of $6.3 billion                 0.34%

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is a net increase of $6,322 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $8,179 for retired Independent Trustees for the six months ended March 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $1,487,539, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                            BEGINNING OF PERIOD
                                  THROUGH
EFFECTIVE DATE                    2/28/05               3/01/05

First $2 billion                  0.01120%              0.01626%
----------------------------------------------------------------
Next $2.5 billion                 0.00832%              0.01206%
----------------------------------------------------------------
Next $2.5 billion                 0.00032%              0.00056%
----------------------------------------------------------------
In excess of $7 billion           0.00000%              0.00000%
----------------------------------------------------------------

For the six months ended March 31, 2005, the fund paid MFS $144,946, equivalent to 0.0026% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. The services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services. The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,126,618 and $7,091 for the six months ended March 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B and Class 529C shares (Class R5 shares are not subject to the plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on April 1, 2005, had no operating activity. The maximum distribution and service fees for each class of shares are as follows:

                                   CLASS A         CLASS B         CLASS C

Distribution Fee                     0.10%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------

                                   CLASS R        CLASS R1        CLASS R2        CLASS R3        CLASS R4

Distribution Fee                     0.25%           0.50%           0.25%           0.25%           0.00%
----------------------------------------------------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.50%           0.75%           0.50%           0.50%           0.25%
----------------------------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                     0.25%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.50%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended March 31, 2005 amounted to:

                                   CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD       $210,589          $9,180         $10,730
----------------------------------------------------------------------------------------------------------------------------

                                   CLASS R        CLASS R3

Service Fee Retained by MFD            $--             $14
----------------------------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD           $220              $8            $325
----------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2005 were as follows:

                                   CLASS A         CLASS B         CLASS C

Effective Annual Percentage
Rates                                0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------

                                   CLASS R        CLASS R3

Effective Annual Percentage
Rates                                0.50%           0.50%
----------------------------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage
Rates                                0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum Class 529A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Assets attributable to Class A share sold prior to October 1, 1989 are subject to a service fee of 0.15% per annum

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2005 were as follows:

                                                CLASS A        CLASS B        CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                                 $79,730     $1,799,068        $62,777            $515            $130
-----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended March 31, 2005, the fund paid MFSC a fee of $5,472,018 for shareholder services which equated to 0.1000% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $1,096,841, and other costs paid by the fund directly to unaffiliated vendors for the six months ended March 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                    $1,247,597,979      $898,907,064
--------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                    2,286,098,570     2,336,195,133
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                      $11,132,180,322
    -------------------------------------------------------------------
    Gross unrealized appreciation                        $1,212,529,017
    -------------------------------------------------------------------
    Gross unrealized depreciation                          (181,084,525)
    -------------------------------------------------------------------
    Net unrealized appreciation (depreciation)           $1,031,444,492
    -------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       Six months ended 3/31/05               Year ended 9/30/04
                                       SHARES            AMOUNT           SHARES             AMOUNT

CLASS A SHARES
Shares sold                            54,592,636      $862,973,835      100,765,549      $1,519,177,941
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          14,272,744       224,064,398        9,297,034         140,057,458
---------------------------------------------------------------------------------------------------------
Shares reacquired                     (42,777,259)     (675,794,928)    (100,014,606)     (1,510,123,334)
---------------------------------------------------------------------------------------------------------
Net change                             26,088,121      $411,243,305       10,047,977        $149,112,065
---------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                            14,713,190      $232,535,752       31,539,372        $475,222,135
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           5,560,856        87,197,685        3,084,352          46,421,121
---------------------------------------------------------------------------------------------------------
Shares reacquired                     (22,019,977)     (347,740,258)     (43,779,046)       (659,515,941)
---------------------------------------------------------------------------------------------------------
Net change                             (1,745,931)     $(28,006,821)      (9,155,322)      $(137,872,685)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                            12,734,208      $202,079,283       21,929,320        $331,561,072
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           2,615,295        41,169,225        1,325,665          20,040,894
---------------------------------------------------------------------------------------------------------
Shares reacquired                     (6,619,952)     (105,071,610)     (15,205,808)       (229,987,960)
---------------------------------------------------------------------------------------------------------
Net change                              8,729,551      $138,176,898        8,049,177        $121,614,006
---------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                               823,960       $13,026,458        4,258,871         $64,028,179
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             470,717         7,387,712          578,436           8,675,203
---------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,242,303)      (19,663,580)     (19,815,104)       (301,995,479)
---------------------------------------------------------------------------------------------------------
Net change                                  52,374          $750,590     (14,977,797)      $(229,292,097)
---------------------------------------------------------------------------------------------------------

CLASS R SHARES
Shares sold                             2,879,305       $45,515,164        3,601,994         $53,920,716
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             128,863         2,024,285           49,785             753,693
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (862,452)      (13,669,511)      (1,845,295)        (27,611,451)
---------------------------------------------------------------------------------------------------------
Net change                              2,145,716       $33,869,938        1,806,484         $27,062,958
---------------------------------------------------------------------------------------------------------

                                         Period ended 3/31/05*
                                       SHARES            AMOUNT

CLASS R1 SHARES
Shares sold                                 3,171           $50,000
----------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               --                --
----------------------------------------------------------------------
Shares reacquired                              --                --
----------------------------------------------------------------------
Net change                                  3,171           $50,000
----------------------------------------------------------------------

CLASS R2 SHARES
Shares sold                                 3,171           $50,000
----------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               --                --
----------------------------------------------------------------------
Shares reacquired                              --                --
----------------------------------------------------------------------
Net change                                  3,171           $50,000
----------------------------------------------------------------------

                                       Six months ended 3/31/05             Period ended 9/30/04**
                                       SHARES            AMOUNT           SHARES             AMOUNT

CLASS R3 SHARES
Shares sold                               383,080        $6,087,793          483,770          $7,420,931
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              10,620           167,196            1,611              24,659
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (69,913)       (1,102,714)        (233,582)         (3,554,982)
-----------------------------------------------------------------------------------------------------------
Net change                                323,787        $5,152,275          251,799          $3,890,608
-----------------------------------------------------------------------------------------------------------

                                         Period ended 3/31/05*
                                       SHARES            AMOUNT

CLASS R4 SHARES
Shares sold                                 3,168           $50,000
----------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               --                --
----------------------------------------------------------------------
Shares reacquired                              --                --
----------------------------------------------------------------------
Net change                                  3,168           $50,000
----------------------------------------------------------------------

CLASS R5 SHARES
Shares sold                                 3,168           $50,000
----------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions               --                --
----------------------------------------------------------------------
Shares reacquired                              --                --
----------------------------------------------------------------------
Net change                                  3,168           $50,000
----------------------------------------------------------------------

                                       Six months ended 3/31/05               Year ended 9/30/04
                                       SHARES            AMOUNT           SHARES             AMOUNT

CLASS 529A SHARES
Shares sold                               192,239        $3,043,570          196,760          $2,957,165
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              15,565           243,981            6,257              98,040
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (23,349)         (369,708)         (23,818)           (363,192)
-----------------------------------------------------------------------------------------------------------
Net change                                184,455        $2,917,843          179,199          $2,692,013
-----------------------------------------------------------------------------------------------------------

CLASS 529B
Shares sold                                64,153        $1,012,999          101,402          $1,529,872
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               6,610           103,662            2,057              31,138
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (6,632)         (106,277)          (5,300)            (80,888)
-----------------------------------------------------------------------------------------------------------
Net change                                 64,131        $1,010,384           98,159          $1,480,122
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                                45,411          $722,564           85,773          $1,297,506
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               5,833            91,857            1,948              29,577
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (3,131)          (49,044)          (3,057)            (46,685)
-----------------------------------------------------------------------------------------------------------
Net change                                 48,113          $765,377           84,664          $1,280,398
-----------------------------------------------------------------------------------------------------------
 * The new Class R1 and Class R2 shares and Class R4 and R5 shares, which were established on March 31, 2005 and were available for sale to the public on
   April 1, 2005, had no operating activity.
** For the period from the inception of Class R3 shares October 31, 2003 through September 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2005 was $36,828, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended March 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 3/31/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Total Return Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                  NUMBER OF DOLLARS
                                        --------------------------------------
NOMINEE                                    AFFIRMATIVE      WITHHOLD AUTHORITY

Lawrence H. Cohn                       $10,776,566,360.16    $184,537,995.22
------------------------------------------------------------------------------
David H. Gunning                        10,792,842,391.94     168,261,963.44
------------------------------------------------------------------------------
William R. Gutow                        10,784,640,038.70     176,464,316.68
------------------------------------------------------------------------------
Michael Hegarty                         10,787,279,308.63     173,825,046.75
------------------------------------------------------------------------------
J. Atwood Ives                          10,779,107,389.23     181,996,966.15
------------------------------------------------------------------------------
Amy B. Lane                             10,786,745,817.02     174,358,538.36
------------------------------------------------------------------------------
Robert J. Manning                       10,786,181,864.58     174,922,490.80
------------------------------------------------------------------------------
Lawrence T. Perera                      10,779,861,510.05     181,242,845.33
------------------------------------------------------------------------------
Robert C. Pozen                         10,787,037,951.77     174,066,403.61
------------------------------------------------------------------------------
J. Dale Sherratt                        10,779,915,100.80     181,189,254.58
------------------------------------------------------------------------------
Laurie J. Thomsen                       10,787,350,044.94     173,754,310.44
------------------------------------------------------------------------------

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MTR-SEM-05/05 493M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------

* Print name and title of each signing officer under his or her signature.